UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ended June 30, 2022 (unaudited)

Praxis Mutual Funds	**Class A**	**Class I**
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®
A fund family of Everence

Table of Contents

Message from the President	1
Performance	2
Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	12
Praxis Value Index Fund
Schedule of Investments	19
Praxis Growth Index Fund
Schedule of Investments	23
Praxis Small Cap Index Fund
Schedule of Investments	27
Praxis Genesis Conservative Portfolio
Schedule of Investments	33
Praxis Genesis Balanced Portfolio
Schedule of Investments	34
Praxis Genesis Growth Portfolio
Schedule of Investments	35
Financial Statements
Statements of Assets & Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	43
Notes to Financial Statements	51
Additional Fund Information	64
Notice of Privacy Policy and Practices	67

Message from the President

Dear Praxis shareholder:

Just six months ago, the U.S. stock market seemed immune to growing concerns about inflation and the grinding effects of the COVID-19 pandemic. Since then, Russia invaded Ukraine, causing untold suffering, and pitching the globe into an energy crisis. Inflation has gained momentum, reaching levels not seen in 40 years.

Persistent inflation prompted the U.S. Federal Reserve to reverse its accommodative stance, shifting to an aggressive tightening campaign with the goal of slowing the economy enough to roll back inflation, but not so much as to hasten a recession. The jury is still out on whether the Fed will be successful.

The uncertainty sown by these risks caused investors to sell stocks, pushing the S&P 500 Index into bear market territory (-19.97% year to date through June 30) and to sell bonds, generating one of the worst first half of the year records in U.S. financial history (Bloomberg U.S. Aggregate Bond Index, -10.35% year to date through June 30).

Investors have grown to expect bonds to be a haven when stocks are volatile, but so far this year, bonds haven’t played this traditional role. Falling bond values and rising interest rates led some investors to redeem their fixed income investments, including from the Praxis Impact Bond Fund. However, we have continued to see positive flows into the Praxis stock funds despite the market sell-off.

We know the financial results of your investments are at the foundation of why you invest with us. This is a serious responsibility that we willingly accept. We also know you are joining us to integrate your values into your financial decisions and to make a positive impact on the world. We do this work with the same seriousness with which we accept the financial responsibility.

To that end, our team pursued corporate advocacy on your behalf during the first half of the year, co-filing resolutions on paid sick leave, racial equity, and vaccine access and pricing at companies in our equity portfolios. We continued to purchase bonds that make an impact on the climate and/or communities by adding over $25 million of positive impact bonds in the Praxis Impact Bond Fund.

Our community investing work, which we pursue through investments in Calvert Impact Capital, continues to make an impact in communities that the traditional financial markets overlook. And lastly, we launched Real Impact Quarterly to share ways your investments are making a positive impact on the world, including more detail on our advocacy efforts, community investing, and more. You can find the report at www.praxismutualfunds.com.

Thank you for the confidence you’ve placed in our team. We are grateful for the partnership.

Sincerely,

Chad M. Horning, CFA®
President

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2022, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member Foreside Financial Services, LLC.

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Performance

We are pleased to provide this 2022 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2022.

	NAV 06/30/22	One Year Ended 06/30/22	Three Years Ended 06/30/22	Five Years Ended 06/30/22	Ten Years Ended 06/30/22	Since Inception 06/30/22	Inception Date	Expense Ratio ** Gross/Net
Praxis Impact Bond Fund
Class A *	$9.60	-14.16%	-2.54%	-0.35%	0.86%	3.43%	5/12/1999	0.88%	0.88%
Class A (Without Load)	$9.60	-10.78%	-1.30%	0.42%	1.25%	3.61%	5/12/1999
Class I	$9.55	-10.47%	-0.90%	0.84%	1.64%	3.55%	5/1/2006	0.48%	0.48%
Bloomberg U.S. Aggregate Bond Index [1]		-10.29%	-0.93%	0.88%	1.54%	4.16%
Praxis International Index Fund
Class A *	$11.09	-22.97%	-0.08%	0.87%	3.69%	1.79%	12/31/2010	1.20%	1.20%
Class A (Without Load)	$11.09	-18.70%	1.73%	1.97%	4.25%	2.26%	12/31/2010
Class I	$11.15	-18.20%	2.36%	2.65%	4.90%	2.91%	12/31/2010	0.61%	0.61%
MSCI All Country World Index ex-U.S. [2]		-19.42%	1.35%	2.50%	4.83%	3.11%
Praxis Value Index Fund
Class A *	$15.06	-11.29%	6.20%	7.24%	10.02%	4.78%	5/1/2001	0.78%	0.78%
Class A (Without Load)	$15.06	-6.40%	8.13%	8.40%	10.61%	5.04%	5/1/2001
Class I	$14.96	-6.01%	8.59%	8.87%	11.14%	6.24%	5/1/2006	0.38%	0.38%
S&P 500 Value Index [3]		-4.86%	8.23%	8.19%	10.97%	6.84%
Praxis Growth Index Fund
Class A *	$31.11	-20.69%	9.56%	12.06%	13.25%	9.42%	5/1/2007	0.66%	0.66%
Class A (Without Load)	$31.11	-16.28%	11.55%	13.27%	13.86%	9.81%	5/1/2007
Class I	$31.45	-16.02%	11.90%	13.66%	14.31%	10.24%	5/1/2007	0.36%	0.36%
S&P 500 Growth Index [4]		-16.39%	11.65%	13.46%	14.35%	10.44%
Praxis Small Cap Index Fund
Class A *	$8.56	-24.40%	3.66%	4.50%	5.79%	4.46%	5/1/2007	1.12%	1.12%
Class A (Without Load)	$8.56	-20.23%	5.53%	5.63%	6.37%	4.83%	5/1/2007
Class I	$9.51	-19.65%	6.24%	6.32%	7.06%	5.41%	5/1/2007	0.43%	0.43%
S&P SmallCap 600 Index [5]		-16.81%	7.30%	7.21%	11.26%	8.11%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2022. For Praxis Small Cap Index Fund, contractual fee reductions are in effect through April 30, 2023 for Class A Shares.

1    Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The MSCI All Country World Index ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to price, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

5     S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

	NAV 06/30/22	One Year Ended 06/30/22	Three Years Ended 06/30/22	Five Years Ended 06/30/22	Ten Years Ended 06/30/22	Since Inception 06/30/22	Inception Date	Expense Ratio ** Gross/Net
Praxis Genesis Conservative Portfolio
Class A *	$11.23	-16.54%	-0.46%	1.60%	3.12%	3.67%	12/31/2009	1.07%	1.07%
Class A (Without Load)	$11.23	-11.90%	1.34%	2.70%	3.68%	4.12%	12/31/2009
S&P Target Risk Conservative Index [6]		-11.63%	1.46%	2.98%	3.83%	4.22%
Praxis Genesis Balanced Portfolio
Class A *	$13.65	-17.80%	2.16%	3.81%	5.55%	5.65%	12/31/2009	0.92%	0.92%
Class A (Without Load)	$13.65	-13.25%	4.00%	4.94%	6.11%	6.10%	12/31/2009
S&P Target Risk Growth Index [7]		-12.83%	3.73%	4.82%	6.54%	6.66%
Praxis Genesis Growth Portfolio
Class A *	$15.69	-18.71%	3.62%	5.05%	6.97%	6.79%	12/31/2009	0.95%	0.95%
Class A (Without Load)	$15.69	-14.21%	5.51%	6.18%	7.55%	7.25%	12/31/2009
S&P Target Risk Aggressive Index [8]		-13.67%	5.11%	5.94%	8.16%	8.29%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2022. For Praxis Small Cap Index Fund, contractual fee reductions are in effect through April 30, 2023 for Class A Shares.

6    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange-traded funds.

7    S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange-trade funds

8    S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange-traded funds.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS — 1.1%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,127,402
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,116,425
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,559
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,032,080
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,631,621
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	85,000	85,042
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	65,000	65,646
TOTAL MUNICIPAL BONDS (COST $8,372,963)				7,328,775

CORPORATE BONDS — 41.0%
APPAREL & TEXTILE PRODUCTS — 0.2%
Hanesbrands, Inc. (a)	4.625%	05/15/24	500,000	489,455
VF Corp. (b)	2.400%	04/23/25	536,000	514,334
				1,003,789
ASSET MANAGEMENT — 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	712,835

AUTOMOTIVE — 0.8%
BMW US Capital, LLC (a)	3.800%	04/06/23	1,000,000	1,004,428
BorgWarner, Inc.	2.650%	07/01/27	601,000	545,943
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	680,134
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	179,874
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,064,201
Toyota Motor Credit Corp., Series B (b)	2.900%	03/30/23	1,735,000	1,735,206
				5,209,786
BANKING — 4.4%
Bank of America Corp.	0.981%	09/25/25	1,500,000	1,387,786
Bank of America Corp.	2.456%	10/22/25	1,000,000	952,504
Bank of America Corp.	1.530%	12/06/25	2,000,000	1,860,890
Bank of America Corp.	4.271%	07/23/29	1,000,000	960,813
Bank of Montreal (b)	3.300%	02/05/24	1,000,000	997,875
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,224,848
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,714,814
Citigroup, Inc.	2.014%	01/25/26	1,000,000	936,807
Citigroup, Inc.	2.572%	06/03/30	1,000,000	840,589
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,247,173
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	958,377
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	470,916
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,466,993
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,745,007
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,725,158
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,234,759

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
BANKING — 4.4%, continued
National Australia Bank, New York Branch	3.625%	06/20/23	$1,750,000	$1,760,885
National Bank of Canada (a)	2.150%	10/07/22	1,250,000	1,247,872
Regions Financial Corp.	2.250%	05/18/25	1,000,000	954,013
Sumitomo Mitsui Financial Group, Inc.	0.508%	01/12/24	2,000,000	1,904,479
Toronto-Dominion Bank (SOFR + 45) (c)	0.500%	09/28/23	2,000,000	1,989,238
				28,581,796
BEVERAGES — 0.2%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	486,349
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	776,250
				1,262,599
BIOTECH & PHARMA — 0.9%
AbbVie, Inc.	2.950%	11/21/26	500,000	473,773
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,305,941
Gilead Sciences, Inc. (b)	3.650%	03/01/26	750,000	736,539
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,151,897
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,195,744
				5,863,894
CABLE & SATELLITE — 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	484,433
Comcast Corp.	2.937%	11/01/56	672,000	466,969
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	390,310
				1,341,712
CHEMICALS — 1.1%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,044,416
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,510,212
Ecolab, Inc.	4.800%	03/24/30	140,000	145,165
Ecolab, Inc.	2.750%	08/18/55	1,470,000	1,023,772
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	286,445
Nutrien Ltd.	1.900%	05/13/23	800,000	787,198
Nutrien Ltd.	5.875%	12/01/36	840,000	931,923
Solvay Finance S.A. (a)	4.450%	12/03/25	1,250,000	1,244,861
				6,973,992
CONSTRUCTION MATERIALS — 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,235,640
Owens Corning	4.200%	12/01/24	1,000,000	998,938
Owens Corning	3.950%	08/15/29	300,000	278,277
				2,512,855
CONSUMER SERVICES — 5.1%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	921,294
California Endowment (The)	2.498%	04/01/51	4,500,000	3,126,886
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	496,608
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,328,772
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,233,852
Leland Stanford Junior University (The)	3.460%	05/01/47	1,415,000	1,228,339
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,509,465

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
CONSUMER SERVICES — 5.1%, continued
Massachusetts Institute of Technology	3.959%	07/01/38	$1,500,000	$1,476,638
Massachusetts Institute of Technology, Series H (b)	3.067%	04/01/52	4,000,000	3,302,264
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	3,353,751
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,300,000	952,044
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	500,000	472,888
Rockefeller Foundation (The)	2.492%	10/01/50	1,800,000	1,308,641
Stanford University California, Series 2020-A	2.413%	06/01/50	3,450,000	2,468,530
Trustees of Princeton University (The)	2.516%	07/01/50	5,150,000	3,855,824
University of Notre Dame, Series 2017	3.394%	02/15/48	2,424,000	2,137,257
Yale University	2.402%	04/15/50	4,165,000	3,017,014
				33,190,067
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,519,992
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,017,800
				2,537,792
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	888,548

ELECTRIC UTILITIES — 6.6%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,757,943
Avista Corp.	4.000%	04/01/52	1,000,000	901,737
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,843,209	1,639,788
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	931,571
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,596,002
DTE Electric Co.	3.650%	03/01/52	500,000	431,514
Duke Energy Carolinas, LLC	3.550%	03/15/52	1,000,000	829,529
Duke Energy Progress NC Storm Funding, LLC, Series 2021A-3	2.799%	07/01/41	2,000,000	1,584,596
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,664,392
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,340,570
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,227,541
Enel Finance International N.V. (a)	2.650%	09/10/24	1,250,000	1,210,512
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,142,470
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,487,158
Georgia Power Co.	3.250%	04/01/26	1,000,000	970,935
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,190,342

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
ELECTRIC UTILITIES — 6.6%, continued
Liberty Utilities Financial Services (a)	2.050%	09/15/30	$355,000	$291,085
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,558,392
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	229,637	230,556
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,408,635
National Rural Utilities	1.350%	03/15/31	1,000,000	779,348
NextEra Energy Capital Holdings, Inc. (b)	0.650%	03/01/23	400,000	393,131
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,241,021
Northern States Power Co.	2.900%	03/01/50	1,250,000	939,577
NSTAR Electric Co.	3.950%	04/01/30	600,000	587,036
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,340,392
Pacificorp	8.080%	10/14/22	500,000	505,558
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	773,830
PG&E Wildfire Recovery Funding, LLC, Series 2022-A	4.674%	12/01/51	1,500,000	1,524,795
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,162,300
Public Service Co.	3.700%	06/15/28	1,750,000	1,722,093
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	885,667
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	400,020
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	790,472
Solar Star Funding, LLC (a)	3.950%	06/30/35	262,310	252,598
Solar Star Funding, LLC (a)	5.375%	06/30/35	408,982	445,116
Southern California Edison	4.050%	03/15/42	1,165,000	959,178
Tenaska Virginia Partners, L.P. (a)	6.119%	03/30/24	268,040	269,339
Texas Electric Market Stabilization N, LLC	5.057%	08/01/46	1,500,000	1,509,149
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	236,008	203,557
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	568,221	515,661
Union Electric Co.	2.625%	03/15/51	2,000,000	1,386,704
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,224,272
				43,206,082
ELECTRICAL EQUIPMENT — 0.3%
Johnson Controls International plc	1.750%	09/15/30	1,000,000	813,054
Legrand S.A.	8.500%	02/15/25	1,000,000	1,105,958
Roper Technologies, Inc.	2.000%	06/30/30	440,000	354,319
				2,273,331
ENTERTAINMENT CONTENT — 0.2%
Magallanes, Inc. (a)	4.054%	03/15/29	1,500,000	1,373,965

FOOD — 1.5%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,496,209
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,466,264
General Mills, Inc. (b)	4.000%	04/17/25	1,500,000	1,498,820
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,886,484
Ingredion, Inc.	2.900%	06/01/30	1,000,000	866,644
Kellogg Co.	2.650%	12/01/23	1,250,000	1,237,928

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
FOOD — 1.5%, continued
Mars, Inc. (a)	3.600%	04/01/34	$1,500,000	$1,382,159
				9,834,508
FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	793,200

GAS & WATER UTILITIES — 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,344,894
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,070,490
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	273,442
				2,688,826
HEALTH CARE FACILITIES & SERVICES — 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,457,418

HOME & OFFICE PRODUCTS — 0.1%
Steelcase, Inc. (b)	5.125%	01/18/29	1,000,000	930,660

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	861,544

INSTITUTIONAL FINANCIAL SERVICES — 1.6%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,556,527
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,457,354
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	961,193
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,390,905
Morgan Stanley	3.125%	07/27/26	2,000,000	1,907,891
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,082,650
National Securities Clearing Corp. (a)	1.500%	04/23/25	1,000,000	941,010
State Street Corp.	7.350%	06/15/26	1,000,000	1,121,976
				10,419,506
INSURANCE — 4.7%
Aflac, Inc.	4.000%	10/15/46	1,058,000	911,784
Athene Global Funding (a)	2.800%	05/26/23	1,500,000	1,484,142
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,156,567
Five Corners Funding Trust (a)	4.419%	11/15/23	1,000,000	1,005,502
GA Global Funding Trust	2.250%	01/06/27	2,000,000	1,788,885
Horace Mann Educators Corp. (b)	4.500%	12/01/25	1,235,000	1,212,203
Jackson National Life Global Funding	1.750%	01/12/25	385,000	363,080
Kemper Corp.	4.350%	02/15/25	1,250,000	1,245,262
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	989,636
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	1,500,000	1,159,916
Met Life Global Funding I (a)	1.950%	01/13/23	500,000	497,010
Met Life Global Funding I (a)	3.600%	01/11/24	1,750,000	1,742,650

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
INSURANCE — 4.7%, continued
New York Life Global Funding (a)(b)	2.900%	01/17/24	$3,000,000	$2,971,915
OneBeacon US Holdings, Inc. (b)	4.600%	11/09/22	1,000,000	1,003,997
Pacific Life Global Funding II (a)	1.200%	06/24/25	415,000	381,135
Primerica, Inc.	2.800%	11/19/31	1,000,000	836,794
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,175,645
Prudential Financial, Inc.	1.500%	03/10/26	644,000	590,638
Prudential Financial, Inc.	5.875%	09/15/42	750,000	736,312
Prudential plc	3.125%	04/14/30	750,000	690,281
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,224,591
RLI Corp.	4.875%	09/15/23	1,000,000	1,002,594
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,173,177
Security Benefit Global, Series MTN (a)	1.250%	05/17/24	1,500,000	1,422,650
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,252,930
Teachers Insurance & Annuity Association (a)	4.375%	09/15/54	2,678,000	2,625,429
Trustage Financial Group, Inc.	4.625%	04/15/32	250,000	229,047
				30,873,772
LEISURE FACILITIES & SERVICES — 0.6%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	978,366
Marriott International, Inc.	3.600%	04/15/24	727,000	720,243
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	979,823
Starbucks Corp.	2.450%	06/15/26	1,000,000	943,067
				3,621,499
MACHINERY — 0.6%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	687,384
John Deere Capital Corp.	1.750%	03/09/27	250,000	227,938
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,199,094
Xylem, Inc. (b)	1.950%	01/30/28	1,775,000	1,567,675
				3,682,091
MEDICAL EQUIPMENT & DEVICES — 0.2%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,062,847

PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The) (b)	2.600%	04/15/30	1,000,000	897,718

PIPELINES — 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	834,492

REITS — 2.9%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	551,162
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	832,113
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,215,316
Camden Property Trust	2.800%	05/15/30	500,000	441,360
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,347,908

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
REITS — 2.9%, continued
ERP Operating, L.P.	4.150%	12/01/28	$1,250,000	$1,227,223
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,245,300
Federal Realty Investment Trust	1.250%	02/15/26	515,000	460,750
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,365,841
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,505,915
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,231,198
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,671,017
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,125,000	956,899
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	993,669
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,375,699
Sun Communities Operating Ltd.	2.700%	07/15/31	500,000	402,933
UDR, Inc.	1.900%	03/15/33	1,000,000	755,611
Vornado Realty, L.P.	3.500%	01/15/25	567,000	548,924
WP Carey, Inc.	2.450%	02/01/32	985,000	792,210
				18,921,048
RETAIL - CONSUMER STAPLES — 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	966,685
Walmart, Inc.	1.800%	09/22/31	500,000	424,502
				1,391,187
RETAIL - DISCRETIONARY — 0.5%
ERAC USA Finance, LLC (a)	2.700%	11/01/23	1,250,000	1,231,762
Home Depot, Inc. (b)	3.625%	04/15/52	1,000,000	857,764
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	924,615
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	348,389
				3,362,530
SEMICONDUCTORS — 0.3%
Intel Corp.	3.734%	12/08/47	1,361,000	1,154,749
NVIDIA Corp. (b)	2.850%	04/01/30	500,000	457,742
Skyworks Solutions, Inc.	0.900%	06/01/23	500,000	483,256
				2,095,747
SOFTWARE — 0.5%
Microsoft Corp.	2.525%	06/01/50	3,000,000	2,209,579
Microsoft Corp.	2.921%	03/17/52	1,000,000	788,814
				2,998,393
SPECIALTY FINANCE — 1.4%
American Express Credit Corp.	3.000%	10/30/24	1,000,000	982,388
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	935,710
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,588,636
F&G Global Funding	2.300%	04/11/27	535,000	477,291
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	727,710
Fidelity National Financial, Inc. (b)	3.400%	06/15/30	500,000	437,462
GATX Corp.	4.350%	02/15/24	300,000	300,668
Low Income Investment Fund	3.386%	07/01/26	115,000	112,635

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 41.0%, continued
SPECIALTY FINANCE — 1.4%, continued
USAA Capital Corp. (a)	1.500%	05/01/23	$1,000,000	$984,983
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,569,596
				9,117,079
STEEL — 0.4%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,026,132
Nucor Corp.	2.000%	06/01/25	460,000	432,877
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,108,396
				2,567,405
TECHNOLOGY HARDWARE — 0.5%
Apple, Inc.	3.000%	06/20/27	1,000,000	977,689
Apple, Inc.	2.650%	05/11/50	1,000,000	737,609
Apple, Inc.	2.650%	02/08/51	2,000,000	1,474,032
				3,189,330
TECHNOLOGY SERVICES — 0.9%
Experian Finance plc (a)	2.750%	03/08/30	635,000	559,433
HP, Inc.	4.750%	01/15/28	1,100,000	1,086,945
HP, Inc.	4.000%	04/15/29	915,000	857,251
IBM Corp.	3.300%	05/15/26	1,000,000	975,336
Moody’s Corp.	3.250%	05/20/50	500,000	371,132
Moody’s Corp.	3.750%	02/25/52	1,000,000	815,907
RELX Capital, Inc.	3.500%	03/16/23	1,500,000	1,497,949
				6,163,953
TELECOMMUNICATIONS — 0.7%
AT&T, Inc.	5.250%	03/01/37	500,000	515,196
AT&T, Inc.	4.750%	05/15/46	1,500,000	1,388,349
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	967,487
Verizon Communications, Inc. (b)	1.500%	09/18/30	1,000,000	799,212
Verizon Communications, Inc. (b)	2.987%	10/30/56	1,799,000	1,248,996
				4,919,240
TRANSPORTATION & LOGISTICS — 1.1%
British Airways, Series 2013-1 (a)	4.625%	12/20/25	345,220	340,227
Burlington Northern Santa Fe, LLC (b)	5.750%	05/01/40	1,000,000	1,097,028
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,480,902
Mexico City Airport Trust (a)	4.250%	10/31/26	497,000	457,667
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	977,693
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,098,893
Penske Truck Leasing Co. (a)	3.450%	07/01/24	1,250,000	1,223,489
TTX Co. (a)	4.600%	02/01/49	280,000	267,627
				6,943,526
WHOLESALE - CONSUMER STAPLES — 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	363,878
Sysco Corp.	2.400%	02/15/30	1,750,000	1,492,408
				1,856,286

TOTAL CORPORATE BONDS (COST $296,332,434)				$268,416,848

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 1.1%
COMMUNITY DEVELOPMENT — 1.1%
Calvert Social Investment Foundation, Inc. (d)	0.400%	12/15/22	$500,000	$500,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,650,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	899,678
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	508,828
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	400,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,294,479
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	647,833
TOTAL CORPORATE NOTES (COST $7,080,000)				$6,880,818

FOREIGN GOVERNMENTS — 7.5%
FOREIGN AGENCY — 0.7%
BNG Bank N.V. (a)(b)	1.500%	10/16/24	1,500,000	1,445,838
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,825,825
Kommunalbanken A.S. (a)(b)	2.125%	02/11/25	1,000,000	974,634
Kommunivest I Sverige AB, Series MTN (a)	0.375%	06/19/24	500,000	473,629
				4,719,926
SUPRANATIONAL — 6.8%
African Development Bank	0.750%	04/03/23	5,000,000	4,922,848
Asian Development Bank	2.125%	03/19/25	1,000,000	973,903
Asian Development Bank	3.125%	09/26/28	1,000,000	996,350
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,096,260
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,211,612
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	192,028
European Investment Bank (b)	2.500%	10/15/24	1,000,000	987,820
European Investment Bank	2.125%	04/13/26	1,000,000	964,668
European Investment Bank (b)	2.375%	05/24/27	4,000,000	3,860,360
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,820,894
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,309,769
International Bank for Reconstruction & Development	0.250%	11/24/23	4,500,000	4,337,223
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	933,234
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,000,104

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 7.5%, continued
SUPRANATIONAL — 6.8%, continued
International Bank for Reconstruction & Development	0.875%	07/15/26	$3,000,000	$2,743,876
International Development Association (a)	2.750%	04/24/23	5,000,000	4,989,150
International Development Association (a)	0.375%	09/23/25	2,000,000	1,827,494
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,841,599
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,458,125
International Finance Corp., Series GMTN	2.125%	04/07/26	3,000,000	2,888,160
				44,355,477

TOTAL FOREIGN GOVERNMENTS (COST $51,156,863)				$49,075,403

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $865,111)	2.853%	10/17/45	848,287	845,523

U.S. GOVERNMENT AGENCIES — 43.2%
DEVELOPMENT FINANCE CORPORATION — 1.6%
DFC (PO)	0.000%	06/21/23	1,000,000	1,062,900
DFC (c)	0.130%	09/15/26	708,333	708,333
DFC	1.590%	04/15/28	2,000,000	1,826,419
DFC	1.650%	04/15/28	3,500,000	3,205,795
DFC	3.130%	04/15/28	1,000,000	983,517
DFC	3.280%	09/15/29	824,052	822,617
DFC	3.540%	06/15/30	470,600	473,059
DFC	3.520%	09/20/32	732,143	733,412
DFC	3.820%	06/01/33	797,576	809,612
				10,625,664
FEDERAL HOME LOAN BANK — 4.8%
FHLB	3.250%	11/16/28	8,500,000	8,528,057
FHLB	5.500%	07/15/36	18,620,000	22,440,726
				30,968,783
FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.3%
FHLMC	4.000%	11/01/24	44,404	44,921
FHLMC	0.375%	09/23/25	3,500,000	3,210,531
FHLMC	4.000%	10/01/25	29,265	29,605
FHLMC	2.875%	04/25/26	3,000,000	2,952,552
FHLMC	6.000%	04/01/27	47,107	49,536
FHLMC	2.500%	10/01/27	251,900	248,564
FHLMC	2.738%	04/25/29	2,318,304	2,266,827
FHLMC	2.412%	08/25/29	3,670,000	3,385,493
FHLMC	7.000%	02/01/30	14,210	14,243
FHLMC	7.500%	07/01/30	61,096	65,890
FHLMC	1.487%	11/25/30	2,500,000	2,117,786
FHLMC	1.878%	01/25/31	1,500,000	1,339,344
FHLMC	2.000%	01/25/31	3,000,000	2,633,373
FHLMC	7.000%	03/01/31	24,039	25,832
FHLMC	1.777%	10/25/31	2,000,000	1,716,635
FHLMC	2.091%	11/25/31	2,500,000	2,191,637
FHLMC	6.250%	07/15/32	7,050,000	8,754,427
FHLMC	3.000%	11/01/32	380,050	373,597

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 43.2%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.3%, continued
FHLMC	3.000%	11/01/32	$499,091	$490,617
FHLMC	5.500%	11/01/33	28,921	31,017
FHLMC (H15T1Y + 223.10) (c)	2.356%	05/01/34	2,113	2,114
FHLMC (H15T1Y + 223.10) (c)	2.356%	05/01/34	26,072	26,848
FHLMC	1.783%	06/25/34	2,084,061	1,773,875
FHLMC	5.000%	07/01/35	54,951	57,916
FHLMC	4.500%	10/01/35	76,486	78,761
FHLMC	2.438%	02/25/36	4,000,000	3,329,510
FHLMC	5.500%	03/01/36	20,727	22,271
FHLMC	5.500%	06/01/36	31,012	33,298
FHLMC	6.000%	06/01/36	22,109	23,300
FHLMC	5.500%	12/01/36	25,380	27,284
FHLMC	6.000%	08/01/37	14,029	15,267
FHLMC	5.000%	03/01/38	129,092	136,160
FHLMC	4.500%	06/01/39	137,089	141,628
FHLMC	5.000%	06/01/39	196,162	206,703
FHLMC	4.500%	07/01/39	128,687	132,945
FHLMC	4.500%	11/01/39	117,262	121,153
FHLMC	4.500%	09/01/40	173,557	179,307
FHLMC	4.500%	05/01/41	336,105	347,274
FHLMC	4.500%	07/01/41	397,955	411,088
FHLMC	5.000%	09/01/41	167,374	176,362
FHLMC	3.500%	10/01/41	191,511	188,620
FHLMC	4.000%	10/01/41	207,341	209,400
FHLMC	3.500%	02/01/42	322,200	316,926
FHLMC	4.000%	02/01/42	90,354	91,468
FHLMC	3.500%	06/01/42	375,082	368,939
FHLMC	3.500%	06/01/42	383,581	377,432
FHLMC	3.500%	08/01/42	440,962	433,739
FHLMC	3.000%	11/01/42	847,525	810,935
FHLMC	3.000%	01/01/43	473,499	453,008
FHLMC	3.000%	05/01/43	665,503	636,354
FHLMC	3.500%	10/01/44	378,903	372,702
FHLMC	3.500%	11/01/44	339,577	333,738
FHLMC	3.500%	04/01/45	425,349	416,631
FHLMC	3.000%	05/01/46	713,117	675,921
FHLMC	3.000%	12/01/46	1,800,523	1,706,540
FHLMC	3.500%	03/01/48	2,037,068	1,993,572
FHLMC	3.500%	03/01/49	559,448	544,425
FHLMC	3.500%	07/01/49	912,337	886,131
FHLMC	3.000%	09/01/49	1,025,252	955,697
FHLMC	3.000%	07/01/50	2,542,876	2,371,171
FHLMC	2.000%	08/01/50	3,423,322	2,989,172
FHLMC	2.000%	01/01/51	8,410,436	7,330,132
FHLMC	2.500%	04/01/51	8,276,204	7,456,893
FHLMC	2.500%	09/01/51	3,294,661	2,968,463
				74,073,500
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.3%
FNMA	2.890%	07/01/22	2,185,497	2,183,707
FNMA	2.190%	01/01/23	1,818,164	1,816,930
FNMA	2.670%	12/01/23	2,249,140	2,237,195
FNMA (c)	2.639%	07/25/24	2,800,538	2,762,543
FNMA	2.890%	12/01/24	4,000,000	3,996,333
FNMA	3.080%	12/01/24	2,147,275	2,132,988
FNMA	2.710%	01/01/25	4,500,000	4,468,860
FNMA	5.000%	04/01/25	22,046	22,616

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 43.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.3%, continued
FNMA	5.000%	07/01/25	$17,921	$18,309
FNMA	3.500%	10/01/25	31,395	31,333
FNMA	5.000%	10/01/25	25,638	26,193
FNMA	5.500%	11/01/25	7	7
FNMA	0.500%	11/07/25	12,000,000	11,017,167
FNMA	4.000%	03/01/26	137,834	139,368
FNMA	2.910%	04/01/26	3,000,000	2,957,543
FNMA	2.125%	04/24/26	2,000,000	1,931,402
FNMA	2.254%	07/25/26	111,447	106,278
FNMA	8.500%	09/01/26	4,408	4,428
FNMA	2.500%	09/01/27	300,109	295,865
FNMA	0.750%	10/08/27	10,000,000	8,845,926
FNMA	2.500%	11/01/27	464,511	457,939
FNMA	2.500%	01/01/28	307,249	302,899
FNMA (c)	2.900%	01/25/28	398,882	398,307
FNMA (c)	3.430%	06/25/28	1,819,064	1,800,729
FNMA	2.522%	08/27/29	5,796,708	5,431,419
FNMA	0.875%	08/05/30	19,000,000	15,719,677
FNMA	6.625%	11/15/30	12,750,000	15,755,825
FNMA (c)	1.561%	11/25/30	3,000,000	2,487,396
FNMA (c)	1.429%	12/25/30	5,000,000	4,217,925
FNMA	1.292%	01/25/31	3,000,000	2,486,562
FNMA	1.376%	03/25/31	1,000,000	844,416
FNMA	2.000%	01/01/32	1,300,876	1,243,957
FNMA	3.000%	12/01/32	552,067	538,181
FNMA	6.000%	10/01/33	19,866	21,731
FNMA	5.500%	02/01/34	21,977	23,539
FNMA (H15T1Y + 211.70) (c)	2.242%	05/01/34	26,352	27,001
FNMA	6.000%	11/01/34	58,196	63,649
FNMA	5.500%	01/01/35	32,088	34,384
FNMA	2.500%	02/01/35	1,281,026	1,226,331
FNMA	5.000%	10/01/35	49,433	51,995
FNMA	5.500%	10/01/35	62,163	66,680
FNMA	6.000%	10/01/35	33,462	36,559
FNMA	5.500%	06/01/36	16,675	17,740
FNMA	6.000%	06/01/36	14,860	16,270
FNMA	5.500%	11/01/36	19,688	20,997
FNMA (12MO LIBOR + 156.50) (c)	1.940%	05/01/37	2,130	2,146
FNMA	5.625%	07/15/37	7,750,000	9,451,740
FNMA	4.500%	09/01/40	104,541	107,611
FNMA	4.500%	10/01/40	103,410	106,718
FNMA	4.000%	12/01/40	272,749	275,853
FNMA	4.000%	01/01/41	190,489	192,656
FNMA	3.500%	02/01/41	283,427	278,899
FNMA	4.000%	10/01/41	153,978	155,356
FNMA	4.000%	11/01/41	158,648	160,069
FNMA	4.000%	12/01/41	307,418	310,172
FNMA	4.000%	12/01/41	202,773	204,591
FNMA	4.000%	01/01/42	638,442	647,392
FNMA	3.500%	05/01/42	322,762	317,175
FNMA	3.000%	06/01/42	597,643	571,379
FNMA	3.000%	08/01/42	446,234	426,673
FNMA	3.000%	08/01/42	486,744	465,406
FNMA	3.500%	12/01/42	678,432	666,687
FNMA	3.000%	06/01/43	544,233	520,006
FNMA	4.000%	12/01/44	778,249	783,749

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 43.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.3%, continued
FNMA	3.500%	05/01/45	$895,544	$877,194
FNMA	3.000%	04/01/46	710,672	673,622
FNMA	3.500%	11/01/46	1,187,846	1,161,996
FNMA	4.000%	10/01/48	571,821	572,325
FNMA	4.000%	11/01/48	1,392,644	1,407,623
FNMA	3.500%	05/01/49	469,068	455,808
FNMA	4.000%	06/01/49	731,012	730,312
FNMA	3.500%	08/01/49	1,892,462	1,837,479
FNMA	3.000%	09/01/49	983,221	918,745
FNMA	3.000%	06/01/50	2,019,242	1,884,714
FNMA	2.500%	07/01/50	3,223,970	2,907,225
FNMA	2.500%	08/01/50	2,273,714	2,057,008
FNMA	3.000%	08/01/50	3,593,140	3,355,777
FNMA	2.000%	11/01/50	5,636,996	4,915,324
FNMA	2.000%	01/01/51	10,089,712	8,797,662
FNMA	2.000%	02/01/51	5,958,703	5,196,289
FNMA	2.500%	04/01/51	11,260,368	10,148,202
FNMA	2.000%	08/01/51	3,742,846	3,258,785
				165,087,467
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0% (e)
GNMA	7.000%	12/20/30	9,385	9,986
GNMA	7.000%	10/20/31	7,049	7,614
GNMA	7.000%	03/20/32	28,777	31,149
GNMA (H15T1Y + 150) (c)	2.000%	01/20/34	20,438	20,616
GNMA	5.500%	10/20/38	5,195	5,330
GNMA	6.500%	11/20/38	3,327	3,491
				78,186
SMALL BUSINESS ADMINISTRATION — 0.0% (e)
SBA (Prime — 2.65) (c)	0.600%	02/25/32	104,865	106,066

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,439,331

TOTAL U.S. GOVERNMENT AGENCIES (COST $306,560,870)				$282,378,997

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 4.0%
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$207,743	$219,808
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	962,000	856,390
Cards II Trust (a)	0.602%	04/15/27	2,250,000	2,139,303
CLI Funding, LLC (a)	2.720%	01/18/47	1,288,689	1,142,655
DB Master Finance, LLC (a)	2.490%	11/20/51	2,014,875	1,704,189
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	1,299,480	1,165,942
Master Credit Card Trust II (a)	1.990%	09/21/24	4,000,000	3,960,798
SBA Tower Trust (a)	3.448%	03/15/48	1,250,000	1,239,552
SBA Tower Trust (a)	2.836%	01/15/50	282,000	272,400
SolarCity LMC, Series I, LLC (a)(f)	4.800%	12/20/26	328,366	330,211
Tesla Auto Lease Trust	0.600%	09/22/25	1,200,000	1,137,624
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,340,000	1,163,964
TIF Funding II, LLC (a)	1.650%	02/20/46	445,104	382,820
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	3,000,000	2,884,923
Tribute Rail, LLC (a)	4.760%	05/17/52	2,000,000	1,990,697
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,564,062	1,365,124
Triumph Rail, LLC (a)	2.150%	06/19/51	1,987,137	1,752,551
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,000,000	1,802,602
Wendy’s Funding, LLC (a)	3.783%	06/15/49	686,250	662,534
TOTAL ASSET BACKED SECURITIES (COST $28,212,308)				$26,174,087

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 1.29% (g) (COST $3,594,243)	3,594,243	$3,594,243

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (g)(h) (COST $15,982,630)	15,982,630	15,982,630

INVESTMENT COMPANIES — 0.5%
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	3,031,917

TOTAL INVESTMENTS - (COST $722,356,658) — 101.4%		$663,709,241
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4%)		(9,427,285)
NET ASSETS — 100.0%		$654,281,956

(a)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of June 30, 2022, these securities were fair valued at $84,206,775 or 12.9% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $15,702,883 (Note 8).
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$500,000	$500,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,650,000	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	899,678	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	550,000	508,828	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	400,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,294,479	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	647,833	0.1%
		$7,080,000	$6,880,818	1.1%

(e)	Percentage rounds to less than 0.1%.
(f)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $330,211 as June 30, 2022, representing 0.0% (e) of net assets.

(g)	The rate shown is the 7-day effective yield as of June 30, 2022.
(h)	The security was purchased with cash collateral received from securities on loan (Note 8).

GMTN	— Global Medium-Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR	— London Interbank Offered Rate
plc	— Public Liability Company
PO	— Principal Only security with a redemption price above par
SOFR	— Secured Overnight Financing Rate

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%
AUSTRALIA — 4.4%
ASX Ltd.	6,094	$344,544
Australia & New Zealand Banking Group Ltd.	40,646	619,217
Brambles Ltd.	53,658	396,859
Coles Group Ltd.	20,682	254,581
Commonwealth Bank of Australia	17,086	1,067,733
CSL Ltd. - ADR	7,282	669,944
CSL Ltd.	3,640	676,020
Dexus	158,141	972,717
Fortescue Metals Group Ltd.	63,440	763,035
Goodman Group	44,189	545,766
GPT Group (The)	86,547	253,011
Lendlease Group	22,661	142,775
Macquarie Group Ltd. - ADR	2,747	311,922
Macquarie Group Ltd.	2,144	244,166
Mirvac Group	157,601	214,901
National Australia Bank Ltd.	36,653	695,213
REA Group Ltd.	2,913	224,998
Scentre Group	175,279	314,798
SEEK Ltd.	32,750	475,184
Sonic Healthcare Ltd.	7,195	164,037
Stockland	68,242	170,427
Transurban Group	154,802	1,540,545
Vicinity Centres	397,679	505,318
Wesfarmers Ltd.	32,429	938,203
Woodside Energy Group Ltd.	68,683	1,509,916
Woolworths Group Ltd.	28,598	702,604
		14,718,434
AUSTRIA — 0.3%
Raiffeisen Bank International AG (a)	16,109	175,952
Verbund AG	6,899	677,978
		853,930
BELGIUM — 0.6%
KBC Group N.V. - ADR	1,592	44,735
KBC Group N.V.	15,375	864,781
UCB S.A.	7,663	649,183
Umicore S.A.	8,424	295,216
		1,853,915
BERMUDA — 0.4%
Credicorp Ltd.	5,427	650,752
Shenzhen International Holdings Ltd.	799,000	787,513
		1,438,265
BRAZIL — 1.4%
Banco Bradesco S.A. - ADR	243,207	792,855
Banco do Brasil S.A. - ADR	74,607	474,501
Banco Santander Brasil S.A. - ADR (b)	143,531	787,985
BRF S.A. - ADR (a)(b)	58,854	150,666
Cia Energética de Minas Gerais - ADR	95,385	192,677
Cia Siderurgica Nacional S.A. - ADR	4,662	13,660
Gerdau S.A. - ADR	79,331	340,330
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. - ADR	7,516	12,176
Sendas Distribuidora S.A. - ADR	17,197	233,707
Suzano S.A. - ADR (b)	45,067	427,235
Telefónica Brasil S.A. - ADR	91,332	827,468
TIM S.A. - ADR	24,867	302,134
		4,555,394

	Shares	Fair Value
COMMON STOCKS — 98.1%
CANADA — 8.0%
Bank of Montreal	17,609	$1,693,458
Bank of Nova Scotia (The) (b)	27,062	1,602,341
Cameco Corp.	22,860	480,517
Canadian Imperial Bank of Commerce	24,528	1,190,589
Canadian National Railway Co.	15,841	1,781,637
Canadian Pacific Railway Ltd.	19,191	1,340,300
CGI, Inc. (a)	8,100	645,246
Franco-Nevada Corp.	12,761	1,679,092
Gildan Activewear, Inc.	18,362	528,458
Manulife Financial Corp. (b)	76,580	1,327,131
Methanex Corp.	15,712	600,670
Nutrien Ltd. (b)	13,124	1,045,852
Open Text Corp.	11,725	443,674
Restaurant Brands International, Inc.	11,589	581,188
Royal Bank of Canada (b)	32,068	3,104,824
Sun Life Financial, Inc.	23,887	1,094,264
Teck Resources Ltd. - Class B (b)	57,841	1,768,199
Thomson Reuters Corp.	20,428	2,128,802
Toronto-Dominion Bank (The)	26,902	1,764,233
Wheaton Precious Metals Corp.	45,301	1,632,195
		26,432,670
CAYMAN ISLANDS — 6.3%
Alibaba Group Holding Ltd. - ADR (a)	27,050	3,075,044
Autohome, Inc. - ADR	2,537	99,780
Baidu, Inc. - ADR (a)	5,844	869,178
China Literature Ltd. (a)	83,000	402,041
China Mengniu Dairy Co. Ltd. (a)	58,000	290,759
Daqo New Energy Corp. - ADR (a)	1,141	81,445
ENN Energy Holdings Ltd.	21,000	347,098
Genscript Biotech Corp. (a)	112,000	407,264
Hengan International Group Co. Ltd.	99,000	465,992
JD.com, Inc. - ADR	11,792	757,282
Kingboard Holdings Ltd.	41,000	155,480
Kingdee International Software Group Co. Ltd. (a)	100,000	235,598
Li Auto, Inc. - Class A (a)(b)	8,962	343,334
Meituan - ADR (a)	34,219	1,708,897
NetEase, Inc. - ADR (b)	11,960	1,116,586
New Oriental Education & Technology Group, Inc. - ADR (a)	12,247	249,349
NIO, Inc. - ADR (a)(b)	28,907	627,860
Noah Holdings Ltd. - ADR (a)	6,771	136,977
Sea Ltd. - ADR (a)	2,260	151,104
Shenzhou International Group Holdings Ltd.	48,000	585,861
Sunny Optical Technology Group Co. Ltd.	21,900	359,084
TAL Education Group - ADR (a)	61,874	301,326
Tencent Holdings Ltd. - ADR (b)	101,986	4,629,145
Tencent Music Entertainment Group - ADR (a)	43,865	220,202
Tingyi Cayman Islands Holding Corp.	276,000	474,319
Trip.com Group Ltd. - ADR (a)	8,763	240,544
Vipshop Holdings Ltd. - ADR (a)	21,137	209,045
VNET Group, Inc. - ADR (a)(b)	23,314	140,817
Weibo Corp. - ADR (a)	8,105	187,469
WuXi Biologics Cayman, Inc. (a)	130,072	1,205,155
Xinyi Solar Holdings Ltd.	100,000	154,953
XPeng, Inc. - ADR (a)	3,834	121,691
ZTO Express Cayman, Inc. - ADR	19,738	541,808
		20,892,487

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
CHILE — 0.3%
Enel Americas S.A. - ADR	53,811	$244,840
Sociedad Quimica y Minera de Chile S.A. - ADR	10,597	885,168
		1,130,008
CHINA — 3.3%
Agricultural Bank of China Ltd. - H Shares	1,583,000	598,454
ANTA Sports Products Ltd.	50,400	620,233
Bank of China Ltd. - H Shares	1,903,000	760,374
BYD Co. Ltd. - H Shares	12,500	503,862
China Life Insurance Co. Ltd. - H Shares	376,000	656,390
China Merchants Bank Co. Ltd. - H Shares	82,820	559,394
China Minsheng Banking Corp. Ltd. - H Shares	456,500	162,972
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	246,089
China Resources Land Ltd.	134,000	628,356
China Vanke Co. Ltd. - H Shares	168,574	424,426
COSCO SHIPPING Holdings Co. Ltd. - H Shares	87,500	122,214
Haier Smart Home Co. Ltd. - H Shares	241,230	897,835
Huatai Securities Co. Ltd. - H Shares	117,400	174,628
Industrial & Commercial Bank of China Ltd. - H Shares	1,118,000	667,044
iQIYI, Inc. - ADR (a)	1,956	8,215
Jiangsu Expressway Co. Ltd. - H Shares	720,000	726,328
New World Development Co. Ltd.	72,768	262,116
Ping An Insurance Group Co. of China Ltd. - H Shares	226,318	1,557,780
Sinopharm Group Co. Ltd. - H Shares	427,200	1,034,293
TravelSky Technology Ltd. - H Shares	111,000	216,440
		10,827,443
COLOMBIA — 0.3%
Bancolombia S.A. - ADR	32,931	1,015,263

DENMARK — 1.9%
A.P. Moller-Maersk A/S - Series B	131	307,522
Chr. Hansen Holding A/S	1,812	132,266
Coloplast A/S - Series B	3,561	406,862
DSV A/S	4,551	639,922
Genmab A/S (a)	932	302,370
Novo Nordisk A/S - ADR	30,237	3,369,309
Novozymes A/S - Class B	3,368	202,141
Orsted A/S	3,039	320,066
Pandora A/S	2,532	160,858
Vestas Wind Systems A/S	21,015	446,802
		6,288,118
FINLAND — 0.6%
Neste OYJ	16,349	727,025
Nokia Corp. - ADR	120,955	557,602
UPM-Kymmene OYJ	20,395	625,210
		1,909,837
FRANCE — 5.9%
Accor S.A. (a)	5,364	146,299
Aeroports de Paris (a)	1,860	237,050
Air Liquide S.A. - ADR	1,328	35,569
Air Liquide S.A.	9,728	1,309,065
Alstom S.A. - ADR (b)	41,500	92,130
Alstom S.A.	10,037	229,129
AXA S.A.	56,866	1,298,559
BNP Paribas S.A.	3,140	150,152

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
FRANCE — 5.9%, continued
Bollore SE	82,440	$384,211
Capgemini SE - ADR	6,425	219,864
Capgemini SE	2,481	427,759
Carrefour S.A.	14,741	261,602
Cie Generale des Etablissements Michelin SCA - ADR	28,976	392,625
Cie Generale des Etablissements Michelin SCA	18,076	493,541
Covivio	5,514	307,972
Danone S.A. - ADR (b)	54,195	603,732
Danone S.A.	8,808	493,135
Dassault Systemes SE - ADR	3,725	137,229
Dassault Systemes SE	9,814	363,422
EssilorLuxottica S.A.	4,430	671,464
Eurofins Scientific SE (a)	2,307	182,154
Faurecia SE (a)	3,770	75,532
Getlink SE	32,859	582,609
Groupe Bruxelles Lambert S.A.	6,989	585,727
Henkel AG & Co. KGaA	1,633	100,305
Hermes International	830	933,855
Kering S.A.	1,378	713,925
Klepierre S.A. (a)	15,984	309,239
Legrand S.A.	10,029	744,439
L’Oreal S.A. - ADR (b)	21,745	1,501,492
L’Oreal S.A.	1,380	479,015
Publicis Groupe S.A. (a)	8,339	410,007
Renault S.A. (a)	6,740	170,112
Sartorius Sedim Biotech	1,319	416,056
Schneider Electric SE	9,145	1,089,385
Societe Generale S.A.	15,878	350,964
Solvay S.A.	2,892	235,537
Teleperformance	1,454	448,852
Ubisoft Entertainment S.A. (a)	1,204	53,086
Unibail-Rodamco-Westfield (a)	6,388	324,678
Unibail-Rodamco-Westfield - CDI (a)	45,646	118,136
Valeo	19,877	387,219
Vivendi SE - ADR	5,023	50,783
Vivendi SE	2,901	29,596
Wendel SE	6,535	547,571
Worldline S.A. (a)	11,073	412,905
		19,507,688
GERMANY — 3.9%
adidas AG - ADR (b)	2,402	212,817
adidas AG	1,323	234,943
Allianz SE - ADR	76,050	1,447,232
Allianz SE	880	168,660
BASF SE	8,485	371,138
Bayerische Motoren Werke AG - ADR	2	52
Bayerische Motoren Werke AG	2,092	162,130
Brenntag AG	2,282	149,381
Continental AG - ADR	7,120	49,698
Continental AG	1,719	120,622
Covestro AG	7,156	248,595
Daimler Truck Holding AG (a)	9,334	245,753
Deutsche Bank AG (b)	16,335	142,768
Deutsche Boerse AG	5,016	842,095
Deutsche Post AG - ADR	14,832	556,942
Deutsche Post AG	10,161	383,537
Deutsche Telekom AG - ADR	30,009	597,779

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
GERMANY — 3.9%, continued
Deutsche Telekom AG	25,629	$509,605
Fast Retailing Co. Ltd. - ADR	1,220	63,635
Fraport AG Frankfurt Airport Services Worldwide (a)	1,961	85,736
Hannover Rueck SE	1,159	169,000
Infineon Technologies AG - ADR	12,109	292,917
Infineon Technologies AG	8,718	212,013
Mercedes-Benz Group AG	18,669	1,083,974
Merck KGaA	3,246	550,443
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	443,726
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	422,597
RWE AG	5,116	189,170
Sartorius AG	493	172,981
Siemens AG	10,943	1,124,600
Symrise AG	636	69,347
Telefonica Deutschland Holding AG	166,204	479,156
Vitesco Technologies Group AG (a)	973	37,781
Vonovia SE	28,996	896,909
Zalando SE (a)	6,837	180,056
		12,917,788
HONG KONG — 2.5%
AIA Group Ltd. - ADR	40,539	1,776,419
AIA Group Ltd.	57,569	629,023
BYD Electronic International Co. Ltd.	86,500	273,756
Hang Seng Bank Ltd.	26,900	476,685
Hong Kong Exchanges & Clearing Ltd.	26,978	1,334,213
Lenovo Group Ltd.	562,000	528,108
Link Real Estate Investment Trust	95,500	780,355
New China Life Insurance Co. Ltd. - H Shares	87,400	245,963
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	132,000	154,163
Sino Land Co. Ltd.	144,000	212,638
Swire Properties Ltd.	206,350	513,729
Techtronic Industries Co. Ltd.	24,500	255,829
Wharf Holdings Ltd. (The)	166,000	604,918
Zhongsheng Group Holdings Ltd.	86,000	607,630
		8,393,429
INDIA — 3.1%
HDFC Bank Ltd. - ADR	30,589	1,681,172
ICICI Bank Ltd. - ADR	144,722	2,567,368
Infosys Ltd. - ADR	194,180	3,594,272
Wipro Ltd. - ADR	451,901	2,399,594
		10,242,406
INDONESIA — 0.7%
Bank Mandiri Persero Tbk PT - ADR	87,101	921,528
Telkom Indonesia Persero Tbk PT - ADR	50,040	1,353,082
		2,274,610
IRELAND — 0.3%
CRH plc - ADR (b)	14,500	504,890
Kingspan Group plc	2,206	132,614
Smurfit Kappa Group plc	14,247	480,309
		1,117,813
ISRAEL — 0.5%
Check Point Software Technologies Ltd. (a)	4,473	544,722
CyberArk Software Ltd. (a)	2,299	294,180

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
ISRAEL — 0.5%. continued
ICL Group Ltd.	33,089	$300,448
Nice Ltd. - ADR (a)	2,630	506,144
Wix.com Ltd. (a)(b)	2,608	170,954
		1,816,448
ITALY — 1.3%
Assicurazioni Generali S.p.A.	41,464	662,117
Enel S.p.A.	97,377	533,894
Intesa Sanpaolo S.p.A.	276,901	518,073
Mediobanca Banca di Credito Finanziario S.p.A.	29,677	257,309
Moncler S.p.A.	7,061	304,149
Poste Italiane S.p.A.	34,809	325,602
Telecom Italia S.p.A. (a)	591,414	155,032
Terna - Rete Elettrica Nazionale S.p.A.	134,579	1,057,808
UniCredit S.p.A.	52,597	502,500
		4,316,484
JAPAN — 14.1%
Advantest Corp.	4,800	258,109
Aeon Co. Ltd.	7,900	137,214
AGC, Inc.	10,000	351,351
Asahi Intecc Co. Ltd.	11,100	168,052
Asahi Kasei Corp.	50,000	380,341
Astellas Pharma, Inc.	34,300	535,099
Azbil Corp.	3,900	102,814
Bandai Namco Holdings, Inc.	2,300	162,368
Bridgestone Corp.	28,756	1,048,349
Brothers Industries Ltd.	13,900	244,544
Canon, Inc. - ADR	9,876	224,284
Canon, Inc.	13,500	305,906
Chiba Bank Ltd. (The)	28,700	157,084
Chugai Pharmaceutical Co. Ltd.	14,700	376,006
CyberAgent, Inc.	13,700	137,244
Dai Nippon Printing Co. Ltd.	55,018	1,183,378
Dai-ichi Life Holdings, Inc.	16,346	302,303
Daiichi Sankyo Co. Ltd. - ADR	5,703	144,913
Daiichi Sankyo Co. Ltd.	23,430	595,839
Daiwa House Industry Co. Ltd.	30,000	701,558
Denso Corp.	10,000	527,786
Dentsu Group, Inc.	4,300	129,626
East Japan Railway Co.	5,729	293,012
ENEOS Holdings, Inc.	167,700	630,974
FANUC Corp. - ADR	10,090	156,799
FANUC Corp.	800	125,382
Fast Retailing Co. Ltd.	1,000	525,238
FUJIFILM Holdings Corp. - ADR	8,601	460,756
FUJIFILM Holdings Corp.	1,500	80,591
Fujitsu Ltd.	4,868	609,078
Futu Holdings Ltd. - ADR (a)(b)	4,235	221,109
Honda Motor Co. Ltd.	17,400	419,502
Hoya Corp. - ADR	1,273	108,536
Hoya Corp.	6,861	587,141
Ibiden Co., Ltd.	4,600	130,311
Japan Exchange Group, Inc.	20,800	301,466
Kao Corp.	29,400	1,192,067
KDDI Corp. - ADR	43,814	690,027
Keyence Corp.	3,600	1,234,487
Kintetsu Group Holdings Co. Ltd.	10,728	333,742
Kubota Corp. - ADR	7,274	528,311
Kubota Corp.	24,000	359,640

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
JAPAN — 14.1%, continued
Lixil Corp.	15,100	$283,792
M3, Inc.	2,400	69,079
Medipal Holdings Corp.	22,700	320,195
Mitsubishi Corp.	38,500	1,146,491
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	25,008	133,543
Mitsubishi UFJ Financial Group, Inc.	317,209	1,696,960
Mitsui & Co. Ltd. - ADR	1,204	529,038
Mitsui & Co. Ltd.	27,090	595,246
Mitsui Chemicals, Inc.	7,100	151,428
Mitsui OSK Lines Ltd.	21,700	499,162
Mizuho Financial Group, Inc.	65,200	742,242
Murata Manufacturing Co. Ltd. - ADR	916	12,430
Murata Manufacturing Co. Ltd.	12,900	702,061
Nexon Co. Ltd.	13,700	281,306
Nidec Corp. - ADR	34,780	538,325
Nintendo Co. Ltd. - ADR	14,840	798,689
Nintendo Co. Ltd.	300	129,007
Nippon Building Fund, Inc.	33	164,681
Nippon Express Holdings, Inc.	2,700	147,067
Nippon Prologis REIT, Inc. (a)	175	430,988
Nippon Steel Corp.	9,800	137,142
Nippon Telegraph & Telephone Corp.	12,900	370,631
Nippon Yusen KK	4,600	315,375
Nitori Holdings Co. Ltd.	1,100	104,671
Nomura Holdings, Inc. - ADR	47,702	170,773
Nomura Research Institute Ltd.	10,200	273,713
Odakyu Electric Railway Co. Ltd.	10,400	140,304
Olympus Corp.	8,200	164,767
Omron Corp.	6,100	310,447
Oriental Land Co. Ltd.	2,960	413,339
Pan Pacific International Holdings Corp.	10,900	173,769
Persol Holdings Co. Ltd.	8,000	145,390
Recruit Holdings Co. Ltd.	20,050	590,438
Ricoh Co. Ltd.	25,500	199,068
Ryohin Keikaku Co. Ltd.	12,400	121,466
Secom Co. Ltd.	2,700	166,698
Seiko Epson Corp.	30,300	428,622
Sekisui House Ltd. - ADR (b)	21,690	380,876
Sekisui House Ltd.	8,000	140,432
Seven & i Holdings Co. Ltd.	18,900	733,274
Sharp Corp.	20,600	159,331
Shimadzu Corp.	17,000	538,784
Shimano, Inc.	2,084	351,038
Shin-Etsu Chemical Co. Ltd.	4,400	494,572
Shionogi & Co. Ltd.	3,400	173,518
Shiseido Co. Ltd. - ADR (b)	7,565	304,113
Shiseido Co. Ltd.	2,100	84,639
SMC Corp.	78	34,718
SoftBank Corp.	33,205	368,633
SoftBank Group Corp. - ADR	12,750	245,820
SoftBank Group Corp.	13,000	503,823
Sony Group Corp. - ADR	23,139	1,892,076
Sumitomo Corp.	23,254	316,079
Sumitomo Metal Mining Co. Ltd.	8,000	248,016
Sumitomo Mitsui Trust Holdings, Inc.	19,600	605,712
Suntory Beverage & Food Ltd.	12,200	460,675
Takeda Pharmaceutical Co. Ltd. - ADR	17,704	248,564
Takeda Pharmaceutical Co. Ltd.	26,800	752,712

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
JAPAN — 14.1%, continued
TDK Corp.	6,300	$194,771
Terumo Corp.	10,972	331,890
Toho Co. Ltd.	4,100	148,512
Tokyo Electron Ltd. - ADR	3,692	300,935
Tokyo Electron Ltd.	1,900	620,102
Tokyu Corp.	42,700	503,971
Toppan, Inc.	55,900	932,562
Toray Industries, Inc.	50,000	281,421
Toyota Motor Corp. - ADR (b)	11,838	1,825,064
USS Co. Ltd.	31,120	539,334
Yamaha Corp.	10,900	449,319
Yamaha Motor Co. Ltd.	18,900	347,031
Yokogawa Electric Corp.	26,800	443,326
		46,716,323
JERSEY — 0.8%
Experian plc - ADR	11,145	326,994
Ferguson plc	508	56,906
Ferguson plc	5,680	628,833
Glencore plc (a)	248,450	1,345,681
WPP plc - ADR	1,188	60,101
WPP plc	34,966	353,192
		2,771,707
LUXEMBOURG — 0.1%
ArcelorMittal S.A. - ADR (b)	5,428	122,673
Aroundtown S.A.	34,293	109,653
		232,326
MEXICO — 1.2%
América Móvil S.A.B. de C.V. - Class L - ADR	16,903	345,328
Coca-Cola Femsa S.A.B. de C.V. - ADR	12,760	705,373
Fomento Economico Mexicano S.A.B. de C.V. - ADR	10,097	681,447
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	371,422
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	2,464	483,905
Grupo Televisa S.A.B. - ADR	39,194	320,607
Wal-Mart de Mexico S.A.B. de C.V. - ADR (b)	32,608	1,118,454
		4,026,536
NETHERLANDS — 2.9%
ABN AMRO Bank N.V.	21,591	242,544
Adyen N.V. (a)	349	503,518
AEGON N.V. (b)	48,989	214,572
Akzo Nobel N.V. - ADR	9,200	201,388
ASML Holding N.V. - ADR	6,611	3,146,043
Exor N.V.	3,298	206,037
ING Groep N.V. - ADR (b)	40,673	403,476
ING Groep N.V.	16,762	165,088
Koninklijke Ahold Delhaize N.V. - ADR	24,466	639,541
Koninklijke Ahold Delhaize N.V.	5,491	142,887
Koninklijke DSM N.V.	4,332	620,395
Koninklijke Philips N.V. - ADR	16,004	344,566
NN Group N.V.	5,475	247,912
Prosus N.V. (a)	13,725	888,506
QIAGEN N.V. (a)	7,847	370,378
Stellantis N.V.	42,053	522,589
STMicroelectronics N.V. - ADR (b)	14,434	454,238

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
NETHERLANDS — 2.9%, continued
Wolters Kluwer N.V.	5,108	$494,924
		9,808,602
NORWAY — 2.3%
Aker BP ASA	40,331	1,396,772
Equinor ASA - ADR (b)	158,981	5,526,180
Norsk Hydro ASA	112,833	637,644
		7,560,596
PHILIPPINES — 0.2%
PLDT, Inc. - ADR (b)	26,933	819,302

PORTUGAL — 0.4%
Galp Energia SGPS S.A.	109,153	1,276,856
Jeronimo Martins SGPS S.A.	8,104	175,634
		1,452,490
RUSSIA — 0.0% (c)
Mobile TeleSystems PJSC - ADR (d)(e)	86,910	869

SINGAPORE — 1.6%
Ascendas Real Estate Investment Trust	167,800	344,357
BOC Aviation Ltd.	87,700	741,459
CapitaLand Integrated Commercial Trust	387,425	605,583
CapitaLand Investment Ltd.	183,000	503,635
CDL Hospitality Trusts	28,826	26,361
City Developments Ltd.	181,300	1,064,783
DBS Group Holdings Ltd. - ADR	11,392	973,674
Singapore Telecommunications Ltd.	216,000	393,318
Venture Corp. Ltd.	63,900	765,365
		5,418,535
SOUTH AFRICA — 1.0%
FirstRand Ltd.	201,574	775,712
Gold Fields Ltd. - ADR (b)	14,088	128,483
Impala Platinum Holdings Ltd. - ADR	34,408	379,864
Mr Price Group Ltd.	43,236	474,090
MTN Group Ltd.	427	3,475
MultiChoice Group Ltd.	72,496	516,046
Naspers Ltd. - Class N - ADR	23,175	675,783
Standard Bank Group Ltd.	44,968	429,012
		3,382,465
SOUTH KOREA — 4.1%
Celltrion, Inc.	4,338	600,668
Hyundai Mobis Co. Ltd.	6,297	977,588
Hyundai Motor Co.	2,200	309,658
KB Financial Group, Inc. - ADR	27,719	1,031,147
KT Corp. - ADR	39,515	551,629
LG Chem Ltd.	905	362,128
LG Display Co. Ltd. - ADR	3	17
NAVER Corp.	6,610	1,241,817
POSCO Holdings, Inc. - ADR	16,598	738,943
Samsung Electronics Co. Ltd.	90,496	4,020,273
Shinhan Financial Group Co. Ltd. - ADR (b)	31,408	897,013
Shinhan Financial Group Co. Ltd.	11,989	346,253
SK Hynix, Inc.	13,491	959,513
SK Telecom Co. Ltd. - ADR	19,898	444,123
Woori Financial Group, Inc. - ADR (b)	38,936	1,101,110
		13,581,880

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
SPAIN — 2.2%
Aena SME S.A. (a)	4,174	$532,464
Amadeus IT Group S.A. (a)	8,543	478,230
Banco Santander S.A.	79,125	223,817
Cellnex Telecom S.A. - ADR	10,780	208,701
Grifols S.A. (a)	13,304	158,052
Iberdrola S.A. - ADR	17,047	705,234
Iberdrola S.A.	29,928	311,509
Industria de Diseno Textil S.A.	34,462	782,955
Naturgy Energy Group S.A.	12,657	365,634
Repsol S.A.	168,496	2,483,303
Siemens Gamesa Renewable Energy S.A. (a)	11,865	223,647
Telefónica S.A. - ADR (a)(b)	34,242	175,661
Telefónica S.A.	98,803	504,307
		7,153,514
SWEDEN — 1.5%
Assa Abloy AB - Class B	7,863	167,786
Atlas Copco AB	35,688	334,019
Atlas Copco AB - Class A - ADR	40,296	375,156
Boliden AB	25,785	824,563
Essity AB - Series B	12,219	319,390
H & M Hennes & Mauritz AB - B Shares	19,185	230,256
Hexagon AB - B Shares	58,429	610,488
Lundin Energy AB	30,924	21,026
Svenska Cellulosa AB S.C.A. - Series B	16,418	246,665
Svenska Handelsbanken AB	84,310	1,390,330
Svenska Handelsbanken AB - A Shares	31,343	269,028
Telefonaktiebolaget LM Ericsson - B Shares	42,832	319,892
		5,108,599
SWITZERLAND — 6.6%
ABB Ltd. - ADR	39,077	1,044,528
Adecco Group AG	14,312	487,838
Barry Callebaut AG	553	1,237,332
Coca-Cola HBC AG	12,918	287,828
Geberit AG	1,928	927,597
Givaudan S.A.	272	958,752
Groupe Bruxelles Lambert S.A.	2,460	204,393
Holcim Ltd. (a)	8,532	365,945
Julius Baer Group Ltd.	3,557	165,015
Keuhne + Nagel International AG	643	152,783
Logitech International S.A.	5,031	261,914
Lonza Group AG - ADR	1,070	57,127
Lonza Group AG	1,788	955,068
Nestlé S.A. - ADR	37,439	4,357,525
Nestlé S.A.	4,022	470,077
Partners Group Holding AG	644	581,613
Roche Holding AG - ADR	90,312	3,766,913
Roche Holding AG	1,749	584,709
Sika AG	852	196,680
Sonova Holding AG	1,171	374,242
Swatch Group AG (The)	707	167,945
Swiss Re AG	9,611	746,010
Swisscom AG	1,895	1,048,196
Temenos AG	5,377	460,178
UBS Group AG (b)	39,428	637,442
UBS Group AG	9,486	153,863
Zurich Insurance Group AG - ADR	24,700	1,075,685

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
SWITZERLAND — 6.6%, continued
Zurich Insurance Group AG	492	$214,555
		21,941,753
TAIWAN — 4.8%
ASE Technology Holding Co. Ltd. - ADR	126,937	656,264
AUO Corp. - ADR	144,653	914,207
Chunghwa Telecom Co. Ltd. - ADR	127,719	5,268,409
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	100,616	8,225,358
United Microelectronics Corp. - ADR (b)	129,788	878,665
		15,942,903
TURKEY — 0.0% (c)
Turkcell Iletisim Hizmetleri A.S. - ADR	1	3

UNITED KINGDOM — 8.3%
3i Group plc	68,813	932,657
Antofagasta plc	47,452	669,761
Ashtead Group plc	11,037	464,299
AstraZeneca plc - ADR (b)	49,298	3,257,119
Aviva plc	54,188	265,421
Barratt Developments plc	56,585	316,510
British Land Co. plc (The)	62,287	340,648
BT Group plc	130,919	297,540
Burberry Group plc	13,434	269,499
Coca-Cola Europacific Partners plc (b)	12,461	643,112
Compass Group plc	35,682	732,583
GSK plc - ADR (b)	50,072	2,179,634
Halma plc	17,839	437,975
HSBC Holdings plc - ADR	50,405	1,646,731
HSBC Holdings plc	27,340	178,595
Informa plc (a)	99,047	639,889
InterContinental Hotels Group plc - ADR (b)	6,022	325,489
ITV plc	87,380	69,777
J Sainsbury plc	86,209	214,540
Kingfisher plc	161,921	483,887
Land Securities Group plc	37,958	307,928
Legal & General Group plc	210,040	614,053
Lloyds Banking Group plc	437,921	225,281
London Stock Exchange Group plc	7,929	739,851
Mondi plc	36,334	644,918
National Grid plc - ADR	5,768	373,132
National Grid plc	49,369	634,423
NatWest Group plc	172,577	459,348
PEARSON plc - ADR (b)	44,436	409,700
PEARSON plc	29,189	267,220
Prudential plc - ADR	16,409	412,030
Reckitt Benckiser Group plc - ADR (b)	34,350	523,150
Reckitt Benckiser Group plc	3,212	241,576
RELX plc - ADR	19,899	536,079
RELX plc	54,912	1,490,900
Rentokil Initial plc	28,495	165,180
Sage Group plc (The) - ADR	2,320	71,918
Sage Group plc (The)	33,781	261,587
Segro plc	65,385	780,372
Severn Trent plc	11,429	379,436
Taylor Wimpey plc	108,822	155,007
Tesco plc - ADR	5,503	51,123
Tesco plc	144,166	449,298

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
UNITED KINGDOM — 8.3%, continued
Unilever plc - ADR (b)	41,016	$1,879,763
United Utilities Group plc	43,531	541,873
Vodafone Group plc - ADR	40,631	633,031
		27,613,843
TOTAL COMMON STOCKS (Cost $258,742,169)		$326,034,676

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	$870,000	$870,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	454,574
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	416,314
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	120,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	462,314
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	398,667
TOTAL CORPORATE NOTES (Cost $3,110,000)				$3,011,869

	Shares	Fair Value
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 1.29% (f) (Cost $1,205,501)	1,205,501	$1,205,501

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 9.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (f)(g) (Cost $32,559,490)	32,559,490	32,559,490

TOTAL INVESTMENTS - (Cost $295,617,160) — 109.2%		$362,811,536
LIABILITES IN EXESS OF OTHER ASSETS — (9.2%)		(30,447,569)
NET ASSETS — 100.0%		$332,363,967

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $31,407,881 (Note 8).
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2022 (unaudited)

(d)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	$870,000	$870,000	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	454,574	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	450,000	416,314	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	120,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	500,000	462,314	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	398,667	0.1%
Mobile TeleSystems PJSC - ADR	07/01/11	752,376	869	0.0	%(c)
		$3,862,376	$3,012,738	0.9%

(e)	Security value has been determined in good faith pursuant of procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of June 30, 2022, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2022.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
plc	— Public Liability Company
REIT	— Real Estate Investment Trust
Common Stocks by Sector/Industry (Unaudited)	% of Net Assets
Communications — 10.3%
Advertising & Marketing	0.3%
Cable & Satellite	0.3%
Entertainment Content	0.7%
Internet Media & Services	3.5%
Publishing & Broadcasting	0.4%
Telecommunications	5.1%
Consumer Discretionary — 9.5%
Apparel & Textile Products	1.1%
Automotive	3.2%
Consumer Services	0.2%
E—Commerce Discretionary	1.4%
Home Construction	0.9%
Leisure Facilities & Services	0.4%
Leisure Products	0.2%
Retail — Discretionary	1.8%
Wholesale — Discretionary	0.3%
Consumer Staples — 7.3%
Beverages	1.0%
Food	2.3%
Household Products	2.1%
Retail — Consumer Staples	1.5%
Wholesale — Consumer Staples	0.4%
Energy — 4.3%
Oil & Gas Producers	4.1%
Renewable Energy	0.2%

Common Stocks by Sector/Industry (Unaudited)	% of Net Assets
Financials — 19.8%
Asset Management	1.2%
Banking	12.5%
Institutional Financial Services	1.1%
Insurance	4.8%
Specialty Finance	0.2%
Health Care — 8.7%
Biotech & Pharma	6.0%
Health Care Facilities & Services	1.0%
Medical Equipment & Devices	1.7%
Industrials — 8.8%
Commercial Support Services	1.4%
Diversified Industrials	0.4%
Electrical Equipment	1.4%
Engineering & Construction	0.1%
Industrial Support Services	0.4%
Machinery	1.0%
Transportation & Logistics	3.9%
Transportation Equipment	0.2%
Materials — 8.3%
Chemicals	2.8%
Construction Materials	0.5%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.4%
Metals & Mining	3.4%
Steel	0.7%
Real Estate — 4.1%
Real Estate Owners & Developers	1.7%
REITs	2.4%
Technology — 14.9%
Semiconductors	4.8%
Software	1.0%
Technology Hardware	4.4%
Technology Services	4.7%
Utilities — 2.1%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.5%
Gas & Water Utilities	0.4%
98.1%

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.9%
ADVERTISING & MARKETING — 0.2%
Omnicom Group, Inc.	10,229	$650,667

AEROSPACE & DEFENSE — 0.1%
Howmet Aerospace, Inc.	14,090	443,131

APPAREL & TEXTILE PRODUCTS — 0.4%
NIKE, Inc. - Class B	9,970	1,018,934
VF Corp.	7,520	332,158
		1,351,092
ASSET MANAGEMENT — 0.4%
Ameriprise Financial, Inc.	1,540	366,027
BlackRock, Inc.	742	451,908
Charles Schwab Corp. (The)	11,220	708,879
		1,526,814
AUTOMOTIVE — 0.4%
BorgWarner, Inc.	14,870	496,212
Ford Motor Co.	81,853	911,024
		1,407,236
BANKING — 5.0%
Bank of America Corp.	101,100	3,147,243
Citigroup, Inc.	46,326	2,130,533
Citizens Financial Group, Inc.	10,900	389,021
Fifth Third Bancorp	19,490	654,864
Huntington Bancshares, Inc. (a)	33,170	399,035
JPMorgan Chase & Co.	42,305	4,763,966
KeyCorp (a)	21,488	370,238
M&T Bank Corp. (a)	6,994	1,114,774
PNC Financial Services Group, Inc. (The)	11,651	1,838,178
Regions Financial Corp.	24,860	466,125
Truist Financial Corp. (a)	40,660	1,928,504
U.S. Bancorp	22,707	1,044,976
		18,247,457
BEVERAGES — 3.0%
Coca-Cola Co. (The)	106,520	6,701,173
PepsiCo, Inc.	25,859	4,309,661
		11,010,834
BIOTECH & PHARMA — 8.2%
AbbVie, Inc.	17,386	2,662,840
Amgen, Inc.	6,604	1,606,753
Biogen, Inc. (b)	3,860	787,208
Bristol-Myers Squibb Co.	63,139	4,861,703
Gilead Sciences, Inc.	23,550	1,455,626
Johnson & Johnson	64,781	11,499,275
Merck & Co., Inc.	61,130	5,573,222
Vertex Pharmaceuticals, Inc. (b)	1,080	304,333
Viatris, Inc.	40,540	424,454
Zoetis, Inc.	3,990	685,841
		29,861,255
CABLE & SATELLITE — 1.1%
Comcast Corp. - Class A	103,410	4,057,808

CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	7,697	1,850,974
Dow, Inc.	19,230	992,460
DuPont de Nemours, Inc.	12,548	697,418

	Shares	Fair Value
COMMON STOCKS — 97.9%, continued
CHEMICALS — 5.1%, continued
Eastman Chemical Co. (a)	3,900	$350,103
Ecolab, Inc.	7,050	1,084,008
International Flavors & Fragrances, Inc.	10,582	1,260,528
Linde plc	23,156	6,658,045
LyondellBasell Industries N.V. - Class A	56,480	4,939,741
PPG Industries, Inc.	1,080	123,487
Sherwin-Williams Co. (The)	2,880	644,861
		18,601,625
COMMERCIAL SUPPORT SERVICES — 1.8%
Republic Services, Inc.	11,450	1,498,461
Robert Half International, Inc. (a)	5,180	387,930
Rollins, Inc. (a)	25,890	904,079
Waste Management, Inc.	25,070	3,835,209
		6,625,679
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,320	394,997

CONTAINERS & PACKAGING — 0.6%
Ball Corp.	12,248	842,295
International Paper Co. (a)	12,160	508,653
Packaging Corp. of America (a)	3,290	452,375
WestRock Co.	10,430	415,531
		2,218,854
DIVERSIFIED INDUSTRIALS — 1.1%
Dover Corp.	5,253	637,294
Emerson Electric Co.	9,554	759,925
Illinois Tool Works, Inc.	14,045	2,559,701
		3,956,920
ELECTRIC UTILITIES — 5.5%
AES Corp. (The)	27,234	572,186
American Electric Power Co., Inc.	16,270	1,560,944
CMS Energy Corp.	12,530	845,775
Consolidated Edison, Inc.	26,561	2,525,951
DTE Energy Co.	4,170	528,547
Duke Energy Corp.	25,514	2,735,356
Edison International	11,827	747,939
Eversource Energy	7,770	656,332
NextEra Energy, Inc.	49,300	3,818,778
PPL Corp.	16,050	435,437
Sempra Energy	15,043	2,260,512
Southern Co. (The)	31,681	2,259,172
Xcel Energy, Inc.	14,114	998,707
		19,945,636
ELECTRICAL EQUIPMENT — 2.7%
Carrier Global Corp.	22,720	810,195
Fortive Corp.	5,060	275,163
Johnson Controls International plc	75,907	3,634,427
Keysight Technologies, Inc. (b)	6,000	827,100
Otis Worldwide Corp.	9,260	654,404
Rockwell Automation, Inc.	8,530	1,700,115
Roper Technologies, Inc.	3,030	1,195,790
TE Connectivity Ltd.	2,220	251,193
Trane Technologies plc	2,090	271,428
Trimble, Inc. (b)	3,240	188,665
		9,808,480

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.9%, continued
ENTERTAINMENT CONTENT — 2.3%
Activision Blizzard, Inc.	18,000	$1,401,480
Electronic Arts, Inc.	8,020	975,633
Fox Corp. - Class A	15,020	483,043
Paramount Global - Class B (a)	15,986	394,535
Walt Disney Co. (The) (b)	43,269	4,084,594
Warner Bros. Discovery, Inc. (a)(b)	85,027	1,141,062
		8,480,347
FOOD — 3.0%
Campbell Soup Co. (a)	10,070	483,863
Conagra Brands, Inc. (a)	16,070	550,237
General Mills, Inc. (a)	31,984	2,413,193
Hershey Co. (The) (a)	2,830	608,903
Hormel Foods Corp.	22,750	1,077,440
J.M. Smucker Co. (The)	3,710	474,917
Kellogg Co. (a)	5,960	425,186
Kraft Heinz Co. (The)	26,030	992,784
McCormick & Co., Inc. (a)	6,090	506,993
Mondelez International, Inc. - Class A	40,482	2,513,527
Tyson Foods, Inc. - Class A	9,110	784,007
		10,831,050
GAS & WATER UTILITIES — 0.5%
American Water Works Co., Inc.	6,040	898,571
NiSource, Inc.	29,770	877,917
		1,776,488
HEALTH CARE FACILITIES & SERVICES — 5.3%
AmerisourceBergen Corp.	8,740	1,236,535
Cardinal Health, Inc.	11,920	623,058
Cigna Corp.	12,642	3,331,420
CVS Health Corp.	25,454	2,358,568
Elevance Health, Inc.	6,020	2,905,131
Humana, Inc.	1,410	659,979
IQVIA Holdings, Inc. (b)	2,920	633,611
Laboratory Corp. of America Holdings	2,120	496,843
McKesson Corp.	5,714	1,863,964
UnitedHealth Group, Inc.	10,290	5,285,253
		19,394,362
HOME & OFFICE PRODUCTS — 0.1%
Whirlpool Corp. (a)	3,150	487,841

HOUSEHOLD PRODUCTS — 3.3%
Church & Dwight Co., Inc.	6,650	616,189
Colgate-Palmolive Co.	8,980	719,657
Kimberly-Clark Corp.	14,960	2,021,844
Procter & Gamble Co. (The)	58,706	8,441,336
		11,799,026
INDUSTRIAL SUPPORT SERVICES — 0.3%
Fastenal Co.	9,800	489,216
W.W. Grainger, Inc.	1,310	595,303
		1,084,519
INSTITUTIONAL FINANCIAL SERVICES — 1.7%
Bank of New York Mellon Corp. (The)	38,024	1,585,981
CME Group, Inc.	9,190	1,881,193
Intercontinental Exchange, Inc.	5,030	473,021
Morgan Stanley	17,641	1,341,774
Northern Trust Corp.	6,297	607,535

	Shares	Fair Value
COMMON STOCKS — 97.9%, continued
INSTITUTIONAL FINANCIAL SERVICES — 1.7%, continued
State Street Corp.	6,610	$407,507
		6,297,011
INSURANCE — 5.7%
Aflac, Inc.	38,140	2,110,286
Allstate Corp. (The)	10,919	1,383,765
American International Group, Inc.	22,987	1,175,325
Arthur J. Gallagher & Co.	2,930	477,707
Assurant, Inc.	4,170	720,784
Berkley (W.R.) Corp.	9,825	670,654
Cincinnati Financial Corp.	4,172	496,385
Globe Life, Inc.	10,480	1,021,486
Hartford Financial Services Group, Inc. (The)	10,830	708,607
Lincoln National Corp.	7,310	341,889
Loews Corp.	25,180	1,492,167
Marsh & McLennan Cos., Inc.	7,150	1,110,038
MetLife, Inc.	35,413	2,223,582
Principal Financial Group, Inc. (a)	11,170	746,044
Progressive Corp. (The)	16,630	1,933,570
Prudential Financial, Inc.	20,750	1,985,360
Travelers Cos., Inc. (The)	13,253	2,241,480
		20,839,129
INTERNET MEDIA & SERVICES — 0.6%
Booking Holdings, Inc. (b)	700	1,224,293
Expedia Group, Inc. (a)(b)	3,040	288,283
Match Group, Inc. (b)	6,650	463,439
Netflix, Inc. (b)	710	124,158
Twitter, Inc. (b)	5,690	212,749
		2,312,922
LEISURE FACILITIES & SERVICES — 2.0%
Carnival Corp. (a)(b)	28,663	247,935
Darden Restaurants, Inc.	4,210	476,235
Hilton Worldwide Holdings, Inc.	6,420	715,445
Live Nation Entertainment, Inc. (a)(b)	2,620	216,360
Marriott International, Inc. - Class A	6,210	844,622
McDonald’s Corp.	11,220	2,769,994
Starbucks Corp.	16,870	1,288,699
Yum! Brands, Inc.	5,400	612,954
		7,172,244
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	6,490	531,401

MACHINERY — 1.0%
Deere & Co. (a)	5,057	1,514,420
IDEX Corp.	2,840	515,829
Ingersoll-Rand, Inc.	13,050	549,144
Stanley Black & Decker, Inc.	5,070	531,640
Xylem, Inc.	7,010	548,042
		3,659,075
MEDICAL EQUIPMENT & DEVICES — 4.0%
Abbott Laboratories	23,170	2,517,421
Baxter International, Inc.	17,182	1,103,600
Becton, Dickinson and Co.	8,310	2,048,664
Boston Scientific Corp. (b)	29,180	1,087,539
Cooper Cos., Inc. (The)	1,170	366,350
Danaher Corp.	7,520	1,906,470
DENTSPLY SIRONA, Inc.	8,810	314,781

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.9%, continued
MEDICAL EQUIPMENT & DEVICES — 4.0%, continued
Edwards Lifesciences Corp. (b)	5,460	$519,191
Illumina, Inc. (b)	3,590	661,852
Intuitive Surgical, Inc. (b)	1,460	293,037
Medtronic plc	3,040	272,840
Mettler-Toledo International, Inc. (b)	400	459,508
ResMed, Inc.	980	205,437
Stryker Corp.	3,720	740,020
Teleflex, Inc.	1,370	336,815
Thermo Fisher Scientific, Inc.	3,154	1,713,505
		14,547,030
METALS & MINING — 0.1%
Newmont Corp.	3,280	195,718

OIL & GAS PRODUCERS — 3.7%
ConocoPhillips	109,937	9,873,442
Valero Energy Corp.	34,350	3,650,718
		13,524,160
OIL & GAS SERVICES & EQUIPMENT — 1.6%
Baker Hughes Co.	65,320	1,885,789
Schlumberger Ltd.	105,016	3,755,372
		5,641,161
REAL ESTATE SERVICES — 0.8%
CBRE Group, Inc. - Class A (b)	40,520	2,982,677

REITS — 3.4%
American Tower Corp.	4,760	1,216,609
AvalonBay Communities, Inc.	5,900	1,146,075
Boston Properties, Inc.	3,190	283,846
Crown Castle International Corp.	4,160	700,461
Digital Realty Trust, Inc.	5,980	776,384
Equinix, Inc.	910	597,888
Equity Residential	17,370	1,254,462
Federal Realty Investment Trust	1,600	153,184
Healthpeak Properties, Inc.	20,530	531,932
Host Hotels & Resorts, Inc. (a)	49,590	777,571
Iron Mountain, Inc. (a)	10	487
Kimco Realty Corp.	22,420	443,243
Prologis, Inc.	15,540	1,828,281
Public Storage	1,920	600,326
Realty Income Corp.	9,490	647,787
Regency Centers Corp.	9,230	547,431
Simon Property Group, Inc.	2,089	198,288
Welltower, Inc. (a)	9,100	749,385
		12,453,640
RENEWABLE ENERGY — 0.1%
SolarEdge Technologies, Inc. (b)	580	158,734

RETAIL - CONSUMER STAPLES — 2.4%
Costco Wholesale Corp.	3,160	1,514,525
Dollar General Corp.	2,630	645,507
Dollar Tree, Inc. (b)	4,010	624,958
Kroger Co. (The) (a)	20,514	970,928
Target Corp.	4,850	684,966
Walgreen Boots Alliance, Inc.	14,940	566,226
Walmart, Inc.	30,750	3,738,585
		8,745,695

	Shares	Fair Value
COMMON STOCKS — 97.9%, continued
RETAIL - DISCRETIONARY — 1.3%
Genuine Parts Co.	4,570	$607,810
Home Depot, Inc. (The)	6,312	1,731,192
Lowe’s Cos., Inc.	1,910	333,620
Ross Stores, Inc. (a)	5,160	362,387
TJX Cos., Inc. (The)	29,130	1,626,910
		4,661,919
SEMICONDUCTORS — 2.7%
Analog Devices, Inc.	8,960	1,308,967
Broadcom, Inc.	3,100	1,506,011
Intel Corp.	83,908	3,138,998
Micron Technology, Inc.	29,590	1,635,735
Qorvo, Inc. (b)	4,610	434,815
Texas Instruments, Inc.	12,020	1,846,873
		9,871,399
SOFTWARE — 1.4%
Autodesk, Inc. (b)	2,650	455,694
Microsoft Corp.	4,950	1,271,308
NortonLifeLock, Inc.	15,800	346,968
Oracle Corp.	8,432	589,144
salesforce.com, inc. (b)	10,040	1,657,002
Synopsys, Inc. (b)	2,040	619,548
		4,939,664
SPECIALTY FINANCE — 0.6%
American Express Co.	9,754	1,352,099
Capital One Financial Corp.	6,200	645,978
Synchrony Financial	10,350	285,867
		2,283,944
TECHNOLOGY HARDWARE — 1.5%
Cisco Systems, Inc.	73,730	3,143,847
Corning, Inc.	14,610	460,361
HP, Inc.	26,820	879,160
Western Digital Corp. (b)	11,965	536,391
Zebra Technologies Corp. - Class A (b)	690	202,825
		5,222,584
TECHNOLOGY SERVICES — 5.6%
Accenture plc - Class A	16,780	4,658,967
Automatic Data Processing, Inc.	5,210	1,094,308
Cognizant Technology Solutions Corp. - Class A	10,200	688,398
DXC Technology Co. (b)	15,380	466,168
EPAM Systems, Inc. (a)(b)	1,050	309,519
Fidelity National Information Services, Inc.	16,860	1,545,556
Fiserv, Inc. (b)	11,100	987,567
International Business Machines Corp.	17,092	2,413,220
Mastercard, Inc. - Class A	7,750	2,444,970
MSCI, Inc.	1,140	469,851
Paychex, Inc.	3,334	379,643
PayPal Holdings, Inc. (b)	13,360	933,062
S&P Global, Inc.	2,450	825,797
Visa, Inc. - Class A (a)	16,370	3,223,089
		20,440,115
TELECOMMUNICATIONS — 2.7%
AT&T, Inc.	204,646	4,289,380
T-Mobile US, Inc. (a)(b)	13,480	1,813,599
Verizon Communications, Inc.	73,160	3,712,870
		9,815,849

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.9%, continued
TRANSPORTATION & LOGISTICS — 3.8%
Alaska Air Group, Inc. (b)	9,130	$365,656
American Airlines Group, Inc. (a)(b)	43,070	546,128
C.H. Robinson Worldwide, Inc. (a)	6,070	615,316
CSX Corp.	57,110	1,659,617
Delta Air Lines, Inc. (a)(b)	29,020	840,709
FedEx Corp.	5,380	1,219,700
J.B. Hunt Transport Services, Inc.	4,690	738,534
Norfolk Southern Corp.	7,190	1,634,215
Southwest Airlines Co. (b)	34,690	1,253,003
Union Pacific Corp.	10,450	2,228,776
United Airlines Holdings, Inc. (b)	13,060	462,585
United Parcel Service, Inc. - Class B	11,880	2,168,575
		13,732,814
TRANSPORTATION EQUIPMENT — 0.1%
PACCAR, Inc.	5,090	419,111

WHOLESALE - CONSUMER STAPLES — 0.4%
Sysco Corp.	18,180	1,540,028

TOTAL COMMON STOCKS (COST $298,338,859)		$355,950,142

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Social Investment Foundation, Inc. (c)	0.400%	12/15/22	$400,000	$400,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	450,000	450,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	720,000	681,861
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	750,000	693,856
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	280,000	280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	280,000	258,896
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	450,000	448,500
TOTAL CORPORATE NOTES (COST $3,580,000)				$3,463,113

	Shares	Fair Value
MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund - Class X, 1.29% (d) (COST $2,816,480)	2,816,480	$2,816,480

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 6.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (d)(e) (COST $22,134,220)	22,134,220	22,134,220

TOTAL INVESTMENTS - (COST $326,869,559) — 105.8%		$384,363,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8%)		(20,964,511)
NET ASSETS — 100.0%		$363,399,444

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $21,434,804 (Note 8).
(b)	Non-income producing security.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$400,000	$400,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	681,861	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	750,000	693,856	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	250,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	258,896	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	448,500	0.1%
		$3,580,000	$3,463,113	1.0%

(d)	The rate shown is the 7-day effective yield as of June 30, 2022.
(e)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%
APPAREL & TEXTILE PRODUCTS — 0.5%
NIKE, Inc. - Class B	23,367	$2,388,107

ASSET MANAGEMENT — 1.0%
Ameriprise Financial, Inc.	1,380	327,998
BlackRock, Inc.	2,233	1,359,986
Charles Schwab Corp. (The)	32,260	2,038,187
Raymond James Financial, Inc.	3,650	326,347
T. Rowe Price Group, Inc. (a)	2,810	319,244
		4,371,762
AUTOMOTIVE — 3.6%
Tesla, Inc. (b)	24,350	16,397,777

BANKING — 1.9%
Bank of America Corp.	88,350	2,750,335
Fifth Third Bancorp	3,580	120,288
First Republic Bank	6,350	915,670
JPMorgan Chase & Co.	28,850	3,248,799
Regions Financial Corp.	17,120	321,000
Signature Bank	2,090	374,549
SVB Financial Group (b)	1,590	628,034
		8,358,675
BEVERAGES — 0.9%
Coca-Cola Co. (The)	6,170	388,155
PepsiCo, Inc.	23,220	3,869,845
		4,258,000
BIOTECH & PHARMA — 4.8%
AbbVie, Inc.	20,711	3,172,097
Amgen, Inc.	12,054	2,932,738
Bristol-Myers Squibb Co.	6,116	470,932
Eli Lilly & Co.	21,800	7,068,214
Johnson & Johnson	4,488	796,665
Merck & Co., Inc.	5,571	507,908
Moderna, Inc. (b)	10,580	1,511,353
Regeneron Pharmaceuticals, Inc. (b)	3,101	1,833,094
Vertex Pharmaceuticals, Inc. (b)	5,704	1,607,330
Zoetis, Inc.	9,730	1,672,490
		21,572,821
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	2,878	692,102
Linde plc	11,878	3,415,281
LyondellBasell Industries N.V. - Class A	3,540	309,608
Sherwin-Williams Co. (The)	3,471	777,192
		5,194,183
COMMERCIAL SUPPORT SERVICES — 0.3%
Cintas Corp.	900	336,177
Waste Management, Inc.	6,464	988,863
		1,325,040
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,630	387,175

DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	1,794	326,957

E-COMMERCE DISCRETIONARY — 5.0%
Amazon.com, Inc. (b)	203,600	21,624,356

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
E-COMMERCE DISCRETIONARY — 5.0%, continued
eBay, Inc.	16,625	$692,764
Etsy, Inc. (a)(b)	5,590	409,244
		22,726,364
ELECTRIC UTILITIES — 0.3%
Eversource Energy	6,420	542,297
NextEra Energy, Inc.	8,874	687,380
		1,229,677
ELECTRICAL EQUIPMENT — 0.8%
Amphenol Corp. - Class A	10,642	685,132
Generac Holdings, Inc. (b)	1,790	376,938
Keysight Technologies, Inc. (b)	6,221	857,565
Otis Worldwide Corp.	4,680	330,736
Rockwell Automation, Inc.	2,298	458,014
Trane Technologies plc	4,660	605,194
Trimble, Inc. (b)	5,600	326,088
		3,639,667
ENTERTAINMENT CONTENT — 0.4%
Activision Blizzard, Inc.	6,560	510,762
Electronic Arts, Inc.	7,895	960,427
Walt Disney Co. (The) (b)	5,103	481,723
		1,952,912
GAS & WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,780	562,351

HEALTH CARE FACILITIES & SERVICES — 2.5%
AmerisourceBergen Corp.	2,250	318,330
Catalent, Inc. (a)(b)	5,970	640,521
Charles River Laboratories International, Inc. (b)	2,140	457,896
Elevance Health, Inc.	1,300	627,354
HCA Healthcare, Inc.	2,590	435,276
Humana, Inc.	1,060	496,154
IQVIA Holdings, Inc. (b)	4,968	1,078,006
Laboratory Corp. of America Holdings	2,060	482,782
McKesson Corp.	1,730	564,343
UnitedHealth Group, Inc.	12,240	6,286,831
		11,387,493
HOME CONSTRUCTION — 0.2%
D.R. Horton, Inc.	6,078	402,303
Masco Corp.	8,006	405,103
		807,406
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	5,297	424,502

INDUSTRIAL SUPPORT SERVICES — 0.2%
Fastenal Co.	11,534	575,777
United Rentals, Inc. (b)	1,490	361,936
		937,713
INSTITUTIONAL FINANCIAL SERVICES — 1.3%
Goldman Sachs Group, Inc. (The)	8,620	2,560,312
Intercontinental Exchange, Inc.	13,631	1,281,859
Morgan Stanley	19,100	1,452,746
Nasdaq, Inc.	5,020	765,751
		6,060,668
INSURANCE — 0.4%
Marsh & McLennan Cos., Inc.	10,720	1,664,280

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
INTERNET MEDIA & SERVICES — 8.2%
Alphabet, Inc. - Class A (b)	5,155	$11,234,085
Alphabet, Inc. - Class C (b)	4,866	10,644,132
Booking Holdings, Inc. (b)	165	288,583
Expedia Group, Inc. (a)(b)	5,590	530,100
Meta Platforms, Inc. - Class A (b)	68,245	11,004,506
Netflix, Inc. (b)	13,262	2,319,126
Twitter, Inc. (b)	9,460	353,710
VeriSign, Inc. (b)	3,410	570,595
		36,944,837
LEISURE FACILITIES & SERVICES — 1.1%
Chipotle Mexican Grill, Inc. (b)	617	806,580
Hilton Worldwide Holdings, Inc.	5,360	597,318
McDonald’s Corp.	7,567	1,868,141
Starbucks Corp.	14,692	1,122,322
Yum! Brands, Inc.	5,234	594,111
		4,988,472
MACHINERY — 0.4%
Deere & Co. (a)	4,096	1,226,629
Xylem, Inc.	7,650	598,077
		1,824,706
MEDICAL EQUIPMENT & DEVICES — 5.5%
Abbott Laboratories	27,456	2,983,094
Agilent Technologies, Inc.	8,185	972,133
Align Technology, Inc. (b)	1,711	404,942
Bio-Rad Laboratories, Inc. - Class A (b)	680	336,600
Bio-Techne Corp.	1,340	464,498
Cooper Cos., Inc. (The)	1,161	363,532
Danaher Corp.	14,164	3,590,857
DexCom, Inc. (b)	19,270	1,436,193
Edwards Lifesciences Corp. (b)	12,250	1,164,853
IDEXX Laboratories, Inc. (b)	2,060	722,504
Illumina, Inc. (b)	2,758	508,465
Intuitive Surgical, Inc. (b)	6,310	1,266,480
Mettler-Toledo International, Inc. (b)	960	1,102,819
PerkinElmer, Inc. (a)	4,400	625,768
ResMed, Inc.	3,038	636,856
Thermo Fisher Scientific, Inc.	12,345	6,706,792
Waters Corp. (b)	1,646	544,793
West Pharmaceutical Services, Inc.	2,490	752,901
		24,584,080
OIL & GAS PRODUCERS — 0.4%
ConocoPhillips	12,890	1,157,651
Valero Energy Corp.	5,530	587,728
		1,745,379
OIL & GAS SERVICES & EQUIPMENT — 0.4%
Baker Hughes Co.	23,030	664,876
Schlumberger Ltd.	35,490	1,269,122
		1,933,998
REAL ESTATE SERVICES — 0.2%
CBRE Group, Inc. - Class A (b)	9,893	728,224

REITS — 2.2%
American Tower Corp.	6,962	1,779,418
Camden Property Trust	2,480	333,510
Crown Castle International Corp.	3,279	552,118

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
REITS — 2.2%, continued
Equinix, Inc.	1,737	$1,141,244
Extra Space Storage, Inc.	2,700	459,324
Prologis, Inc.	29,527	3,473,852
Public Storage	2,570	803,562
SBA Communications Corp.	1,668	533,843
Simon Property Group, Inc.	3,670	348,356
Weyerhaeuser Co.	8,980	297,418
		9,722,645
RENEWABLE ENERGY — 0.3%
Enphase Energy, Inc. (b)	4,120	804,389
SolarEdge Technologies, Inc. (b)	1,750	478,940
		1,283,329
RETAIL - CONSUMER STAPLES — 1.2%
Costco Wholesale Corp.	6,543	3,135,929
Dollar General Corp.	3,453	847,504
Dollar Tree, Inc. (b)	1,100	171,435
Target Corp.	8,164	1,153,002
Walmart, Inc.	2,700	328,266
		5,636,136
RETAIL - DISCRETIONARY — 3.4%
AutoZone, Inc. (b)	659	1,416,270
Bath & Body Works, Inc.	10,790	290,467
CarMax, Inc. (b)	5,870	531,117
Home Depot, Inc. (The)	22,076	6,054,784
Lowe’s Cos., Inc.	19,889	3,474,012
O’Reilly Automotive, Inc. (b)	2,310	1,459,366
Ross Stores, Inc.	6,195	435,075
TJX Cos., Inc. (The)	12,383	691,590
Tractor Supply Co.	3,700	717,245
Ulta Beauty, Inc. (b)	1,070	412,464
		15,482,390
SEMICONDUCTORS — 7.9%
Advanced Micro Devices, Inc. (b)	50,806	3,885,135
Analog Devices, Inc.	4,614	674,059
Applied Materials, Inc.	28,006	2,547,986
Broadcom, Inc.	10,149	4,930,486
KLA Corp.	4,062	1,296,103
Lam Research Corp.	4,223	1,799,631
Microchip Technology, Inc.	5,600	325,248
Monolithic Power Systems, Inc. (a)	1,810	695,112
NVIDIA Corp.	75,496	11,444,439
NXP Semiconductors N.V.	4,060	601,002
ON Semiconductor Corp. (b)	6,160	309,910
QUALCOMM, Inc.	33,080	4,225,639
Teradyne, Inc.	4,990	446,854
Texas Instruments, Inc.	17,317	2,660,757
		35,842,361
SOFTWARE — 18.5%
Adobe, Inc. (b)	15,567	5,698,456
Akamai Technologies, Inc. (b)	6,400	584,512
ANSYS, Inc. (b)	2,738	655,176
Autodesk, Inc. (b)	6,486	1,115,333
Cadence Design Systems, Inc. (b)	14,424	2,164,033
Ceridian HCM Holding, Inc. (b)	6,160	290,013
Citrix Systems, Inc. (a)	5,442	528,799
Fortinet, Inc. (b)	21,100	1,193,838

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
SOFTWARE — 18.5%, continued
Intuit, Inc.	10,650	$4,104,936
Microsoft Corp.	204,638	52,557,177
Oracle Corp.	56,130	3,921,803
Paycom Software, Inc. (b)	1,910	535,029
PTC, Inc. (a)(b)	3,150	334,971
salesforce.com, inc. (b)	23,827	3,932,408
ServiceNow, Inc. (b)	7,153	3,401,395
Synopsys, Inc. (b)	6,460	1,961,902
Tyler Technologies, Inc. (b)	1,360	452,173
		83,431,954
SPECIALTY FINANCE — 0.7%
American Express Co.	10,000	1,386,200
Capital One Financial Corp.	6,690	697,031
Discover Financial Services	9,570	905,131
Synchrony Financial	10,370	286,419
		3,274,781
STEEL — 0.1%
Nucor Corp. (a)	3,250	339,333

TECHNOLOGY HARDWARE — 14.2%
Apple, Inc.	427,358	58,428,386
Arista Networks, Inc. (b)	7,440	697,425
Cisco Systems, Inc.	67,820	2,891,845
F5, Inc. (b)	2,090	319,854
HP, Inc.	19,530	640,193
Seagate Technology plc	4,440	317,194
Western Digital Corp. (b)	5,770	258,669
Zebra Technologies Corp. - Class A (b)	2,137	628,171
		64,181,737
TECHNOLOGY SERVICES — 6.6%
Accenture plc - Class A	23,879	6,630,004
Automatic Data Processing, Inc.	13,460	2,827,138
Broadridge Financial Solutions, Inc.	2,596	370,060
Cognizant Technology Solutions Corp. - Class A	8,540	576,365
EPAM Systems, Inc. (a)(b)	1,680	495,230
Equifax, Inc.	2,580	471,572
FactSet Research Systems, Inc.	940	361,496
Fidelity National Information Services, Inc.	3,590	329,095
Fiserv, Inc. (b)	7,526	669,588
Gartner, Inc. (b)	2,610	631,176
International Business Machines Corp.	5,700	804,783
Jack Henry & Associates, Inc.	3,810	685,876
Mastercard, Inc. - Class A	13,716	4,327,124
Moody’s Corp.	3,375	917,899
MSCI, Inc.	1,797	740,634
PayPal Holdings, Inc. (b)	22,317	1,558,619
S&P Global, Inc.	5,844	1,969,779
Verisk Analytics, Inc. (a)	3,035	525,328
Visa, Inc. - Class A (a)	24,203	4,765,329
		29,657,095
TRANSPORTATION & LOGISTICS — 1.2%
CSX Corp.	10,481	304,578
Expeditors International of Washington, Inc.	4,770	464,884
J.B. Hunt Transport Services, Inc.	2,270	357,457
Old Dominion Freight Line, Inc. (a)	4,700	1,204,516
Union Pacific Corp.	6,771	1,444,119

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
TRANSPORTATION & LOGISTICS — 1.2%, continued
United Parcel Service, Inc. - Class B	9,065	$1,654,725
		5,430,279
WHOLESALE - DISCRETIONARY — 0.2%
Copart, Inc. (b)	5,108	555,035
Pool Corp.	1,190	417,964
		972,999
TOTAL COMMON STOCKS (COST $284,927,831)		$443,978,265

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (c)	0.400%	12/15/22	$750,000	$750,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	900,000	900,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	189,406
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	520,000	481,073
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	150,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	619,501
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	500,000	498,334
TOTAL CORPORATE NOTES (COST $4,240,000)				$4,138,314

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 1.29% (d) (COST $2,558,224)	2,558,224	$2,558,224

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (d)(e) (COST $11,809,921)	11,809,921	11,809,921

TOTAL INVESTMENTS - (COST $303,535,976) — 102.5%		$462,484,724
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5%)		(11,467,939)
NET ASSETS — 100.0%		$451,016,785

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $11,479,038 (Note 8).
(b)	Non-income producing security.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$750,000	$750,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	900,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	189,406	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	520,000	481,073	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	150,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	619,501	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	498,334	0.1%
		$4,240,000	$4,138,314	0.9%

(d)	The rate shown is the 7-day effective yield as of June 30, 2022.
(e)	The security was purchased with cash collateral received from securities on loan (Note 8).
(f)	Percentage rounds to less than 0.1%

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.2%
ADVERTISING & MARKETING — 0.1%
QuinStreet, Inc. (a)	15,700	$157,942

AEROSPACE & DEFENSE — 0.2%
Barnes Group, Inc.	6,060	188,708
Park Aerospace Corp.	12,250	156,310
		345,018
APPAREL & TEXTILE PRODUCTS — 1.1%
Fossil Group, Inc. (a)(b)	32,990	170,558
Kontoor Brands, Inc.	7,330	244,602
Movado Group, Inc. (b)	6,810	210,633
Oxford Industries, Inc.	3,465	307,484
Steven Madden Ltd.	11,935	384,427
Wolverine World Wide, Inc.	13,500	272,160
		1,589,864
ASSET MANAGEMENT — 0.6%
B. Riley Financial, Inc.	3,350	141,538
Blucora, Inc. (a)	15,340	283,176
BrightSphere Investment Group, Inc.	7,030	126,610
Virtus Investment Partners, Inc.	920	157,338
WisdomTree Investments, Inc. (b)	39,470	200,113
		908,775
AUTOMOTIVE — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	193,596
Dorman Products, Inc. (a)	4,390	481,627
Gentherm, Inc. (a)	6,580	410,658
Methode Electronics, Inc. (b)	8,170	302,617
XPEL, Inc. (a)	2,280	104,720
		1,493,218
BANKING — 11.1%
Allegiance Bancshares, Inc.	6,260	236,378
Ameris Bancorp	10,274	412,809
Axos Financial, Inc. (a)	8,590	307,951
Banc of California, Inc.	16,350	288,087
BancFirst Corp. (b)	5,260	503,435
Bancorp, Inc. (The) (a)	14,120	275,622
BankUnited, Inc. (b)	2,940	104,576
Banner Corp.	6,070	341,195
Berkshire Hills Bancorp, Inc.	14,650	362,880
Brookline Bancorp, Inc.	15,670	208,568
Capitol Federal Financial, Inc.	21,140	194,065
Central Pacific Financial Corp.	5,870	125,912
City Holding Co.	2,750	219,670
Columbia Banking System, Inc.	14,740	422,301
Community Bank System, Inc.	5,920	374,618
Customers Bancorp, Inc. (a)	4,860	164,754
CVB Financial Corp.	21,680	537,881
Dime Community Bancshares, Inc.	4,419	131,023
Eagle Bancorp, Inc.	2,540	120,421
FB Financial Corp.	6,486	254,381
First BanCorp.	38,970	503,103
First Bancorp/NC	5,760	201,024
First Commonwealth Financial Corp.	16,550	222,101
First Financial Bancorp	10,000	194,000
First Hawaiian, Inc.	28,320	643,147
Flagstar Bancorp, Inc.	9,250	327,913
Hanmi Financial Corp.	9,870	221,483

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
BANKING — 11.1%, continued
Heritage Financial Corp.	8,730	$219,647
HomeStreet, Inc.	5,810	201,433
Hope Bancorp, Inc.	22,210	307,386
Independent Bank Corp.	6,900	548,067
Independent Bank Group, Inc.	6,540	444,131
Lakeland Financial Corp.	5,160	342,727
Meta Financial Group, Inc.	6,750	261,023
National Bank Holdings Corp. - Class A	6,570	251,434
NBT Bancorp, Inc.	3,260	122,543
Northwest Bancshares, Inc.	8,470	108,416
OFG Bancorp (b)	11,530	292,862
Pacific Premier Bancorp, Inc.	11,826	345,792
Park National Corp.	2,050	248,563
Preferred Bank	2,910	197,938
Provident Financial Services, Inc.	14,360	319,654
Renasant Corp.	9,410	271,102
Seacoast Banking Corp. of Florida	8,510	281,170
ServisFirst Bancshares, Inc. (b)	10,670	842,076
Simmons First National Corp. - Class A	20,420	434,129
Southside Bancshares, Inc.	4,987	186,614
Triumph Bancorp, Inc. (a)	5,040	315,302
Trustmark Corp.	7,370	215,130
United Community Banks, Inc.	15,290	461,605
Veritex Holdings, Inc.	13,050	381,843
Westamerica Bancorp.	2,130	118,556
WSFS Financial Corp.	10,230	410,121
		16,028,562
BEVERAGES — 0.9%
Celsius Holdings, Inc. (a)(b)	7,620	497,281
Coca-Cola Consolidated, Inc.	990	558,261
National Beverage Corp.	4,440	217,294
		1,272,836
BIOTECH & PHARMA — 3.8%
Amphastar Pharmaceuticals, Inc. (a)	3,280	114,111
Anika Therapeutics, Inc. (a)	4,670	104,234
Arcus Biosciences, Inc. (a)	10,060	254,920
Avid Bioservices, Inc. (a)(b)	13,350	203,721
Coherus Biosciences, Inc. (a)(b)	28,080	203,299
Cytokinetics, Inc. (a)(b)	16,450	646,321
Dynavax Technologies Corp. (a)(b)	20,100	253,059
Eagle Pharmaceuticals, Inc. (a)	4,970	220,817
Emergent BioSolutions, Inc. (a)	8,680	269,427
Enanta Pharmaceuticals, Inc. (a)	4,260	201,370
Harmony Biosciences Holdings, Inc. (a)	2,350	114,610
Heska Corp. (a)(b)	1,950	184,295
Innoviva, Inc. (a)(b)	11,970	176,677
Ironwood Pharmaceuticals, Inc. (a)(b)	54,490	628,270
iTeos Therapeutics, Inc. (a)	6,490	133,694
Ligand Pharmaceuticals, Inc. (a)(b)	2,760	246,247
Nektar Therapeutics (a)	47,670	181,146
Pacira BioSciences, Inc. (a)	4,030	234,949
Prestige Consumer Healthcare, Inc. (a)	6,630	389,844
REGENXBIO, Inc. (a)	5,140	126,958
Supernus Pharmaceuticals, Inc. (a)	3,820	110,474
Vanda Pharmaceuticals, Inc. (a)	10,890	118,701
Vir Biotechnology, Inc. (a)(b)	10,170	259,030

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
BIOTECH & PHARMA — 3.8%, continued
Xencor, Inc. (a)	4,480	$122,618
		5,498,792
CHEMICALS — 3.2%
AdvanSix, Inc.	10,540	352,457
Balchem Corp.	5,600	726,544
GCP Applied Technologies, Inc. (a)	9,310	291,217
H.B. Fuller Co.	10,240	616,550
Innospec, Inc.	3,160	302,696
Materion Corp.	3,520	259,530
Quaker Chemical Corp.	760	113,635
Rogers Corp. (a)	3,610	946,145
Stepan Co.	3,960	401,346
Trinseo plc	2,760	106,150
WD-40 Co. (b)	2,500	503,400
		4,619,670
COMMERCIAL SUPPORT SERVICES — 3.6%
ABM Industries, Inc.	13,350	579,657
AMN Healthcare Services, Inc. (a)(b)	9,180	1,007,138
Brady Corp. - Class A	19,830	936,769
CorVel Corp. (a)	2,390	351,975
Cross Country Healthcare, Inc. (a)(b)	5,410	112,690
Harsco Corp. (a)	29,190	207,541
Healthcare Services Group, Inc.	7,100	123,611
Heidrick & Struggles International, Inc.	6,300	203,868
Kelly Services, Inc. - Class A	11,930	236,572
Korn Ferry	8,880	515,218
TrueBlue, Inc. (a)	27,600	494,040
UniFirst Corp.	1,790	308,202
Viad Corp. (a)	5,500	151,855
		5,229,136
CONSTRUCTION MATERIALS — 0.1%
Apogee Enterprises, Inc.	4,720	185,118

CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	12,630	454,301
American Public Education, Inc. (a)	7,960	128,634
Medifast, Inc.	1,780	321,308
Perdoceo Education Corp. (a)	16,740	197,197
Strategic Education, Inc. (b)	5,770	407,247
WW International, Inc. (a)	29,160	186,332
		1,695,019
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	10,120	230,028
O-I Glass, Inc. (a)	22,780	318,920
		548,948
E-COMMERCE DISCRETIONARY — 0.1%
PetMed Express, Inc. (b)	8,210	163,379

ELECTRIC UTILITIES — 1.2%
Avista Corp.	18,490	804,500
Unitil Corp.	15,560	913,683
		1,718,183
ELECTRICAL EQUIPMENT — 2.4%
AAON, Inc.	11,030	604,003
Advanced Energy Industries, Inc. (b)	6,290	459,044

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
ELECTRICAL EQUIPMENT — 2.4%, continued
Alarm.com Holdings, Inc. (a)	7,330	$453,434
Badger Meter, Inc.	6,300	509,607
FARO Technologies, Inc. (a)(b)	5,290	163,091
Itron, Inc. (a)	8,320	411,257
Mesa Laboratories, Inc.	1,460	297,752
OSI Systems, Inc. (a)	2,550	217,872
SPX Corp. (a)	7,870	415,851
		3,531,911
ENGINEERING & CONSTRUCTION — 1.6%
Arcosa, Inc.	5,970	277,187
Comfort Systems USA, Inc.	5,920	492,248
Exponent, Inc.	7,250	663,158
Granite Construction, Inc.	7,530	219,424
Installed Building Products, Inc.	3,410	283,576
MYR Group, Inc. (a)	1,260	111,044
NV5 Global, Inc. (a)	2,110	246,321
		2,292,958
FOOD — 1.4%
B&G Foods, Inc. (b)	10,010	238,038
Cal-Maine Foods, Inc.	6,880	339,941
Hostess Brands, Inc. (a)	23,120	490,375
Simply Good Foods Co. (The) (a)	16,280	614,896
TreeHouse Foods, Inc. (a)	9,670	404,399
		2,087,649
FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
Boise Cascade Co.	7,010	417,025
Glatfelter Corp.	26,850	184,728
Sylvamo Corp.	2,650	86,602
UFP Industries, Inc.	9,070	618,030
		1,306,385
GAS & WATER UTILITIES — 1.6%
American States Water Co.	4,290	349,678
California Water Service Group	18,230	1,012,677
Middlesex Water Co. (b)	10,930	958,342
		2,320,697
HEALTH CARE FACILITIES & SERVICES — 2.6%
Addus HomeCare Corp. (a)	2,750	229,020
Community Health Systems, Inc. (a)	47,570	178,387
Covetrus, Inc. (a)	21,810	452,557
Ensign Group, Inc. (The) (b)	8,010	588,495
Fulgent Genetics, Inc. (a)(b)	2,920	159,228
Joint Corp. (The) (a)	12,140	185,863
MEDNAX, Inc. (a)(b)	14,540	305,485
ModivCare, Inc. (a)	2,130	179,985
NeoGenomics, Inc. (a)	17,840	145,396
Owens & Minor, Inc.	12,410	390,295
Pennant Group, Inc. (The) (a)	10,440	133,736
RadNet, Inc. (a)(b)	11,320	195,610
Select Medical Holdings Corp.	16,840	397,761
U.S. Physical Therapy, Inc. (b)	2,080	227,136
		3,768,954
HOME & OFFICE PRODUCTS — 0.5%
HNI Corp. (b)	11,550	400,669
iRobot Corp. (a)	3,560	130,830

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
HOME & OFFICE PRODUCTS — 0.5%, continued
Tupperware Brands Corp. (a)	24,740	$156,852
		688,351
HOME CONSTRUCTION — 1.8%
Cavco Industries, Inc. (a)(b)	1,500	293,985
Century Communities, Inc.	4,430	199,217
Interface, Inc.	24,150	302,841
LGI Homes, Inc. (a)	3,980	345,862
M/I Homes, Inc. (a)	3,510	139,207
MDC Holdings, Inc.	10,555	341,032
Meritage Homes Corp. (a)	6,110	442,975
Patrick Industries, Inc.	2,420	125,453
PGT Innovations, Inc. (a)	9,950	165,568
TRI Pointe Homes, Inc. (a)	14,490	244,446
		2,600,586
HOUSEHOLD PRODUCTS — 0.7%
Clearwater Paper Corp. (a)	3,190	107,280
e.l.f. Beauty, Inc. (a)	8,410	258,019
Edgewell Personal Care Co.	5,910	204,013
Inter Parfums, Inc.	2,400	175,344
Quanex Building Products Corp.	11,930	271,407
		1,016,063
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.3%
AZZ, Inc.	4,910	200,426
EnPro Industries, Inc.	6,060	496,496
Gibraltar Industries, Inc. (a)	5,860	227,075
Insteel Industries, Inc.	8,650	291,245
Mueller Industries, Inc. (b)	8,500	452,965
Proto Labs, Inc. (a)	2,240	107,162
Standex International Corp.	2,030	172,103
		1,947,472
INDUSTRIAL SUPPORT SERVICES — 1.0%
Applied Industrial Technologies, Inc.	8,380	805,905
DXP Enterprises, Inc. (a)	5,460	167,240
Resideo Technologies, Inc. (a)	24,870	482,975
		1,456,120
INSTITUTIONAL FINANCIAL SERVICES — 0.4%
Piper Sandler Cos.	3,730	422,833
StoneX Group, Inc. (a)	2,410	188,149
		610,982
INSURANCE — 1.9%
Ambac Financial Group, Inc. (a)(b)	10,910	123,828
American Equity Investment Life Holding Co.	15,500	566,835
Assured Guaranty Ltd.	8,310	463,615
eHealth, Inc. (a)	21,160	197,423
Employers Holdings, Inc.	3,240	135,724
Genworth Financial, Inc. - Class A (a)	116,460	411,104
NMI Holdings, Inc. - Class A (a)	9,380	156,177
Palomar Holdings, Inc. (a)	2,530	162,932
SelectQuote, Inc. (a)	49,790	123,479
Trupanion, Inc. (a)(b)	6,280	378,433
		2,719,550
INTERNET MEDIA & SERVICES — 0.6%
Cars.com, Inc. (a)	16,270	153,426
Shutterstock, Inc. (b)	3,610	206,889
TechTarget, Inc. (a)	4,120	270,767

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
INTERNET MEDIA & SERVICES — 0.6%, continued
Yelp, Inc. (a)	7,330	$203,554
		834,636
LEISURE FACILITIES & SERVICES — 1.9%
Bloomin’ Brands, Inc. (b)	18,470	306,972
Brinker International, Inc. (a)	11,120	244,974
Cheesecake Factory, Inc. (The) (b)	12,560	331,835
Chuy’s Holdings, Inc. (a)(b)	6,950	138,444
Cinemark Holdings, Inc. (a)	24,860	373,397
Dave & Buster’s Entertainment, Inc. (a)	9,190	301,248
Dine Brands Global, Inc. (b)	3,280	213,462
El Pollo Loco Holdings, Inc. (a)	10,590	104,206
Jack in the Box, Inc.	4,400	246,664
Marcus Corp. (The) (a)	14,120	208,552
Shake Shack, Inc. - Class A (a)(b)	8,440	333,211
		2,802,965
LEISURE PRODUCTS — 0.5%
LCI Industries	4,750	531,430
Winnebago Industries, Inc. (b)	3,720	180,643
		712,073
MACHINERY — 2.4%
Alamo Group, Inc.	1,800	209,574
Astec Industries, Inc.	4,830	196,967
Enerpac Tool Group Corp.	19,940	379,259
ESCO Technologies, Inc.	1,640	112,127
Franklin Electric Co., Inc.	6,300	461,538
Hillenbrand, Inc. (b)	4,920	201,523
Ichor Holdings Ltd. (a)	3,980	103,400
John Bean Technologies Corp.	5,325	587,987
Lindsay Corp.	3,140	417,055
Tennant Co.	3,800	225,150
Titan International, Inc. (a)	33,750	509,625
		3,404,205
MEDICAL EQUIPMENT & DEVICES — 3.8%
AngioDynamics, Inc. (a)	10,480	202,788
Avanos Medical, Inc. (a)(b)	4,050	110,727
BioLife Solutions, Inc. (a)	7,490	103,437
CONMED Corp.	3,920	375,379
Cutera, Inc. (a)	4,980	186,750
Embecta Corp. (a)	9,350	236,742
Glaukos Corp. (a)	7,100	322,482
Inogen, Inc. (a)	4,340	104,941
Integer Holdings Corp. (a)	4,160	293,946
Lantheus Holdings, Inc. (a)	12,093	798,501
LeMaitre Vascular, Inc.	5,530	251,891
Meridian Bioscience, Inc. (a)	8,520	259,178
Merit Medical Systems, Inc. (a)	10,140	550,298
Myriad Genetics, Inc. (a)	13,280	241,298
Natus Medical, Inc. (a)	3,330	109,124
Omnicell, Inc. (a)(b)	6,130	697,287
OraSure Technologies, Inc. (a)	51,910	140,676
Varex Imaging Corp. (a)(b)	8,210	175,612
Vericel Corp. (a)(b)	8,820	222,088
Zimvie, Inc. (a)	9,430	150,974
		5,534,119
METALS & MINING — 1.6%
Arconic Corp. (a)	14,750	413,738

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
METALS & MINING — 1.6%, continued
Century Aluminum Co. (a)	22,250	$163,983
Encore Wire Corp. (b)	3,620	376,190
Kaiser Aluminum Corp.	4,330	342,460
Livent Corp. (a)(b)	35,680	809,579
SunCoke Energy, Inc.	30,440	207,296
		2,313,246
OIL & GAS PRODUCERS — 0.2%
Ranger Oil Corp - Class A (a)(b)	6,940	228,118

OIL & GAS SERVICES & EQUIPMENT — 1.0%
Core Laboratories N.V.	47,990	950,682
DMC Global, Inc. (a)	9,380	169,121
U.S. Silica Holdings, Inc. (a)	25,290	288,812
		1,408,615
PUBLISHING & BROADCASTING — 0.4%
E.W. Scripps Co. (The) - Class A (a)	9,180	114,475
Gannett Co., Inc. (a)	44,487	129,012
Scholastic Corp.	8,410	302,508
		545,995
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
St. Joe Co. (The)	5,140	203,338

REAL ESTATE SERVICES — 0.4%
Anywhere Real Estate, Inc. (a)	32,310	317,607
Marcus & Millichap, Inc.	3,450	127,616
RE/MAX Holdings, Inc. - Class A	4,840	118,677
		563,900
REITS — 7.7%
Acadia Realty Trust	17,540	273,975
Agree Realty Corp. (b)	14,010	1,010,541
Alexander & Baldwin, Inc.	7,290	130,855
American Assets Trust, Inc.	6,220	184,734
Armada Hoffler Properties, Inc.	12,440	159,730
Brandywine Realty Trust	55,840	538,298
CareTrust REIT, Inc.	12,440	229,394
Centerspace	3,050	248,727
Chatham Lodging Trust (a)	14,320	149,644
DiamondRock Hospitality Co. (a)	41,780	343,014
Diversified Healthcare Trust	107,560	195,759
Easterly Government Properties, Inc.	9,670	184,117
Essential Properties Realty Trust, Inc.	9,360	201,146
Four Corners Property Trust, Inc.	4,460	118,591
Franklin BSP Realty Trust, Inc. (b)	13,012	175,402
Franklin Street Properties Corp.	32,340	134,858
Getty Realty Corp.	8,140	215,710
Hersha Hospitality Trust (a)	18,960	185,998
Industrial Logistics Properties Trust	9,300	130,944
Innovative Industrial Properties, Inc.	4,430	486,724
iStar, Inc.	14,210	194,819
LTC Properties, Inc.	7,200	276,408
LXP Industrial Trust (b)	32,120	344,969
Matson, Inc.	9,140	666,123
NexPoint Residential Trust, Inc.	3,250	203,157
Office Properties Income Trust (b)	8,060	160,797
Orion Office REIT, Inc.	8,820	96,667
Retail Opportunity Investments Corp.	15,690	247,588
RPT Realty	19,470	191,390

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
REITS — 7.7%, continued
Safehold, Inc. (b)	3,430	$121,319
Saul Centers, Inc.	3,420	161,116
SITE Centers Corp.	33,690	453,804
Summit Hotel Properties, Inc. (a)	23,710	172,372
Tanger Factory Outlet Centers, Inc.	23,000	327,060
Uniti Group, Inc.	35,680	336,106
Urban Edge Properties	6,970	106,014
Urstadt Biddle Properties, Inc. - Class A	6,520	105,624
Veris Residential, Inc. (a)	20,870	276,319
Washington Real Estate Investment Trust	21,530	458,804
Whitestone REIT	58,810	632,208
Xenia Hotel & Resorts, Inc. (a)	18,240	265,027
		11,095,852
RENEWABLE ENERGY — 0.3%
FutureFuel Corp.	18,910	137,665
Green Plains, Inc. (a)	10,370	281,753
		419,418
RETAIL - CONSUMER STAPLES — 0.9%
Big Lots, Inc. (b)	5,740	120,368
OptimizeRx, Corp. (a)	5,000	136,950
PriceSmart, Inc.	2,690	192,685
SpartanNash Co.	28,990	874,628
		1,324,631
RETAIL - DISCRETIONARY — 4.9%
Abercrombie & Fitch Co. - Class A (a)	13,550	229,266
Academy Sports & Outdoors, Inc.	16,030	569,706
America’s Car-Mart, Inc. (a)	1,440	144,864
Asbury Automotive Group, Inc. (a)	3,100	524,954
Bed Bath & Beyond, Inc. (a)(b)	19,560	97,213
Boot Barn Holdings, Inc. (a)	4,560	314,230
Buckle, Inc. (The) (b)	5,380	148,972
Caleres, Inc.	10,210	267,910
Chico’s FAS, Inc. (a)(b)	40,780	202,677
Children’s Place, Inc. (The) (a)	4,250	165,410
Conn’s, Inc. (a)(b)	22,140	177,563
Designer Brands, Inc. - Class A (b)	11,180	146,011
Ethan Allen Interiors, Inc. (b)	16,450	332,455
Genesco, Inc. (a)	3,300	164,703
GMS, Inc. (a)	7,050	313,725
Group 1 Automotive, Inc. (b)	3,050	517,890
Guess?, Inc. (b)	9,260	157,883
Hibbett, Inc. (b)	5,140	224,669
La-Z-Boy, Inc.	6,970	165,259
LL Flooring Holdings, Inc. (a)	19,180	179,717
MarineMax, Inc. (a)	10,070	363,728
Monro, Inc.	6,250	268,000
National Vision Holdings, Inc. (a)(b)	7,720	212,300
ODP Corp. (The) (a)	7,677	232,152
Sally Beauty Holdings, Inc. (a)	15,060	179,515
Shoe Carnival, Inc. (b)	4,530	97,893
Signet Jewelers Ltd.	5,440	290,822
Sleep Number Corp. (a)(b)	4,070	125,967
Urban Outfitters, Inc. (a)	4,920	91,807
Zumiez, Inc. (a)(b)	4,180	108,680
		7,015,941
SEMICONDUCTORS — 3.6%
Alpha & Omega Semiconductor Ltd. (a)	6,060	202,040

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
SEMICONDUCTORS — 3.6%, continued
Axcelis Technologies, Inc. (a)	16,000	$877,440
CEVA, Inc. (a)	4,260	142,966
Cohu, Inc. (a)(b)	7,270	201,742
CTS Corp.	6,010	204,640
Diodes, Inc. (a)	6,230	402,271
FormFactor, Inc. (a)(b)	11,450	443,459
Kulicke & Soffa Industries, Inc. (b)	9,850	421,679
MaxLinear, Inc. (a)(b)	12,360	419,993
Onto Innovation, Inc. (a)(b)	10,847	756,470
Photronics, Inc. (a)	16,690	325,121
Rambus, Inc. (a)	18,385	395,094
SMART Global Holdings, Inc. (a)	5,220	85,451
Ultra Clean Holdings, Inc. (a)	3,800	113,126
Veeco Instruments, Inc. (a)(b)	8,620	167,228
		5,158,720
SOFTWARE — 2.7%
Agilysys, Inc. (a)	6,190	292,601
Allscripts Healthcare Solutions, Inc. (a)(b)	23,320	345,836
Apollo Medical Holdings, Inc. (a)	6,870	265,113
Cerence, Inc. (a)	6,700	169,041
Consensus Cloud Solutions, Inc. (a)	4,440	193,939
Digi International, Inc. (a)	11,930	288,945
Donnelley Financial Solutions, Inc. (a)	6,550	191,850
Ebix, Inc.	7,800	131,820
LivePerson, Inc. (a)	9,500	134,330
Loyalty Ventures, Inc. (a)	31,770	113,419
NextGen Healthcare, Inc. (a)	7,250	126,440
PDF Solutions, Inc. (a)	9,190	197,677
Progress Software Corp. (b)	6,410	290,373
Simulations Plus, Inc.	2,410	118,885
SPS Commerce, Inc. (a)	5,620	635,341
Thryv Holdings, Inc. (a)	9,180	205,540
Xperi Holding Corp.	14,711	212,280
		3,913,430
SPECIALTY FINANCE — 3.2%
Apollo Commercial Real Estate Finance, Inc.	31,690	330,844
ARMOUR Residential REIT, Inc. (b)	33,710	237,318
Deluxe Corp.	18,520	401,328
Ellington Financial, Inc.	15,050	220,783
Encore Capital Group, Inc. (a)(b)	7,690	444,251
Enova International, Inc. (a)	7,260	209,233
Granite Point Mortgage Trust, Inc.	14,530	139,052
Invesco Mortgage Capital, Inc. (b)	8,876	130,300
KKR Real Estate Finance Trust, Inc. (b)	6,670	116,391
LendingTree, Inc. (a)	2,130	93,337
Mr. Cooper Group, Inc. (a)	12,660	465,128
New York Mortgage Trust, Inc.	44,650	123,234
PennyMac Mortgage Investment Trust	23,960	331,367
PRA Group, Inc. (a)(b)	3,170	115,261
Redwood Trust, Inc.	19,810	152,735
Stewart Information Services Corp. (b)	3,830	190,543
Two Harbors Investment Corp. (b)	41,120	204,778
Walker & Dunlop, Inc.	6,340	610,796
World Acceptance Corp. (a)	890	99,894
		4,616,573
STEEL — 0.6%
Allegheny Technologies, Inc. (a)(b)	17,890	406,282

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
STEEL — 0.6%, continued
Carpenter Technology Corp.	6,590	$183,927
TimkenSteel Corp. (a)	17,280	323,309
		913,518
TECHNOLOGY HARDWARE — 4.7%
3D Systems Corp. (a)	16,470	159,759
A10 Networks, Inc.	15,080	216,850
ADTRAN, Inc.	14,390	252,257
Arlo Technologies, Inc. (a)	31,600	198,132
Benchmark Electronics, Inc.	7,800	175,968
CalAmp Corp. (a)	21,620	90,155
Comtech Telecommunications Corp.	18,530	168,067
Corsair Gaming, Inc. (a)(b)	10,890	142,986
Diebold Nixdorf, Inc. (a)	58,700	133,249
Extreme Networks, Inc. (a)	29,990	267,511
Fabrinet (a)	9,090	737,199
Harmonic, Inc. (a)	29,630	256,892
InterDigital, Inc. (b)	6,470	393,376
Knowles Corp. (a)	18,120	314,019
NetScout Systems, Inc. (a)	14,920	505,042
Pitney Bowes, Inc.	38,260	138,501
Plantronics, Inc. (a)	5,500	218,240
Plexus Corp. (a)(b)	4,900	384,650
Sanmina Corp. (a)	13,090	533,156
Sonos, Inc. (a)	18,690	337,168
TTM Technologies, Inc. (a)	42,830	535,375
Viavi Solutions, Inc. (a)	44,640	590,587
		6,749,139
TECHNOLOGY SERVICES — 2.6%
CSG Systems International, Inc.	5,650	337,192
EVERTEC, Inc.	10,810	398,673
ExlService Holdings, Inc. (a)	6,200	913,446
Green Dot Corp. - Class A (a)	12,060	302,826
Insight Enterprises, Inc. (a)(b)	8,860	764,441
LiveRamp Holdings, Inc. (a)	3,890	100,401
Perficient, Inc. (a)(b)	6,350	582,231
TTEC Holdings, Inc.	3,630	246,441
Unisys Corp. (a)	10,560	127,037
		3,772,688
TELECOMMUNICATIONS — 1.5%
8x8, Inc. (a)	26,120	134,518
ATN International, Inc.	2,410	113,053
Cogent Communications Holdings, Inc.	5,100	309,876
Consolidated Communications Holdings, Inc. (a)	29,970	209,790
Gogo, Inc. (a)	6,330	102,483
Shenandoah Telecommunications Co.	4,380	97,236
Telephone and Data Systems, Inc.	17,960	283,589
Vonage Holdings Corp. (a)	50,960	960,086
		2,210,631
TRANSPORTATION & LOGISTICS — 2.5%
Allegiant Travel Co. (a)(b)	3,490	394,684
ArcBest Corp.	6,890	484,849
Atlas Air Worldwide Holdings, Inc. (a)(b)	7,090	437,524
Bristow Group, Inc. (a)	8,623	201,778
Forward Air Corp.	5,730	526,931
Hawaiian Holdings, Inc. (a)	17,650	252,571
Hub Group, Inc. - Class A (a)	10,840	768,990

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
TRANSPORTATION & LOGISTICS — 2.5%, continued
Marten Transport Ltd.	18,180	$305,788
SkyWest, Inc. (a)	13,750	292,187
		3,665,302
TRANSPORTATION EQUIPMENT — 0.7%
Greenbrier Cos., Inc. (The)	6,020	216,660
Meritor, Inc. (a)	15,030	546,040
Trinity Industries, Inc.	4,490	108,748
Wabash National Corp.	15,190	206,280
		1,077,728
WHOLESALE - CONSUMER STAPLES — 1.2%
Andersons, Inc. (The)	27,150	895,678
Chefs’ Warehouse, Inc. (The) (a)	5,800	225,562
United Natural Foods, Inc. (a)	14,890	586,666
		1,707,906
WHOLESALE - DISCRETIONARY — 1.5%
ePlus, Inc. (a)	4,560	242,227
G-III Apparel Group Ltd. (a)(b)	9,060	183,284
KAR Auction Services, Inc. (a)	29,360	433,647
PC Connection, Inc.	2,970	130,829
ScanSource, Inc. (a)	23,700	738,018
Veritiv Corp. (a)(b)	3,640	395,122
		2,123,127
TOTAL COMMON STOCKS (COST $125,655,833)		$142,117,952

RIGHTS — 0.0% (c)
Lantheus Holdings, Inc., CVR (a)(d)(e) (Cost $0)	28,980	$2,608

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Social Investment Foundation, Inc. (e)	0.400%	12/15/22	$110,000	$110,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/23	330,000	312,520
Calvert Social Investment Foundation, Inc. (e)	1.000%	06/14/24	100,000	92,514
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/17/24	60,000	60,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/24	90,000	90,000
Calvert Social Investment Foundation, Inc. (e)	2.500%	06/13/25	150,000	138,694
Calvert Social Investment Foundation, Inc. (e)	2.500%	12/15/25	280,000	279,067
TOTAL CORPORATE NOTES (COST $1,450,000)				$1,412,795

	Shares	Fair Value
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 1.29% (f) (COST $815,985)	815,985	$815,985

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 16.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (f)(g) (COST $23,439,548)	23,439,548	23,439,548

TOTAL INVESTMENTS - (COST $151,361,366) — 116.0%		$167,788,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0%)		(23,145,017)
NET ASSETS — 100.0%		$144,643,871

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $22,595,083 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $2,608 as of June 30, 2022, representing 0.0% (c) of net assets.
(e)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$110,000	$110,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	312,520	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	100,000	92,514	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	60,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	90,000	90,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	138,694	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	279,067	0.2%
Lantheus Holdings, Inc., CVR	06/22/20	—	2,608	0.0	%(c)
		$1,450,000	$1,415,403	1.0%

(f)	The rate shown is the 7-day effective yield as of June 30, 2022.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2022 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 69.7%
Praxis Impact Bond Fund - Class I	1,819,802	$17,379,106

EQUITY FUND — 30.3%
Praxis Growth Index Fund - Class I	74,767	2,351,433
Praxis International Index Fund - Class I	199,810	2,227,887
Praxis Small Cap Index Fund - Class I	67,021	637,374
Praxis Value Index Fund - Class I	156,088	2,335,080
		7,551,774
TOTAL AFFILIATED MUTUAL FUNDS (COST $23,465,908)		$24,930,880

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 1.29% (b) (COST $6,094)	6,094	6,094

TOTAL INVESTMENTS - (COST $23,472,002) — 100.0%		$24,936,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(473)
NET ASSETS — 100.0%		$24,936,501

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2022 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 39.7%
Praxis Impact Bond Fund - Class I	3,330,628	$31,807,498

EQUITY FUND — 60.3%
Praxis Growth Index Fund - Class I	414,505	13,036,171
Praxis International Index Fund - Class I	1,278,372	14,253,849
Praxis Small Cap Index Fund - Class I	858,644	8,165,706
Praxis Value Index Fund - Class I	865,131	12,942,362
		48,398,088
TOTAL AFFILIATED MUTUAL FUNDS (COST $66,529,798)		$80,205,586

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 1.29% (b) (COST $1,247)	1,247	1,247

TOTAL INVESTMENTS - (COST $66,531,045) — 100.0%		$80,206,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(23,046)
NET ASSETS — 100.0%		$80,183,787

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2022 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 19.8%
Praxis Impact Bond Fund - Class I	1,754,415	$16,754,666

EQUITY FUND — 80.2%
Praxis Growth Index Fund - Class I	559,581	17,598,813
Praxis International Index Fund - Class I	1,795,621	20,021,178
Praxis Small Cap Index Fund - Class I	1,356,937	12,904,467
Praxis Value Index Fund - Class I	1,167,579	17,466,986
		67,991,444
TOTAL AFFILIATED MUTUAL FUNDS (COST $66,700,922)		$84,746,110

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 1.29% (b) (COST $890)	890	890

TOTAL INVESTMENTS - (COST $66,701,812) — 100.0%		$84,747,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(25,691)
NET ASSETS — 100.0%		$84,721,309

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2022 (Unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$722,356,658	$295,617,160	$326,869,559	$303,535,976	$151,361,366
Investments in unaffiliated securities, at fair value*	$663,709,241	$362,811,536	$384,363,955	$462,484,724	$167,788,888
Cash	—	27,624	—	—	—
Cash denominated in foreign currency (Cost $128)	—	129	—	—	—
Receivable for capital shares sold	1,478,571	340,703	902,954	615,812	190,666
Receivable for investments sold	2,293,984	239,281	—	—	—
Receivable for dividends and interest	4,297,648	1,215,938	559,241	135,702	158,833
Receivable for tax reclaims	15,711	576,419	—	—	—
Prepaid expenses and other assets	40,164	30,853	38,780	39,419	23,813
Total Assets	671,835,319	365,242,483	385,864,930	463,275,657	168,162,200

Liabilities
Distributions payable	519,650	—	—	—	—
Payable for capital shares redeemed	724,192	93,666	180,702	258,743	14,153
Payable for return of collateral received for securities on loan	15,982,630	32,559,490	22,134,220	11,809,921	23,439,548
Accrued expenses and other payables:
Investment advisory fees	202,400	125,683	77,912	92,345	36,336
Administration fees	23,719	12,465	13,550	16,724	5,339
Distribution fees	6,847	1,717	5,069	16,322	1,102
Other	93,925	85,495	54,033	64,817	21,851
Total Liabilities	17,553,363	32,878,516	22,465,486	12,258,872	23,518,329

Net Assets	$654,281,956	$332,363,967	$363,399,444	$451,016,785	$144,643,871

Components of Net Assets
Paid-in capital	$718,966,712	$295,937,330	$290,692,601	$271,882,203	$130,346,977
Accumulated earnings (deficit)	(64,684,756)	36,426,637	72,706,843	179,134,582	14,296,894
Net Assets	$654,281,956	$332,363,967	$363,399,444	$451,016,785	$144,643,871

Pricing of Class A Shares
Net assets attributable to Class A shares	$33,229,210	$7,666,606	$23,827,837	$76,520,957	$5,193,700
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,461,146	691,171	1,582,351	2,459,297	606,753
Net asset value, offering price and redemption price per share*	$9.60	$11.09	$15.06	$31.11	$8.56
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.97	$11.70	$15.89	$32.83	$9.03

Pricing of Class I Shares
Net assets attributable to Class I shares	$621,052,746	$324,697,361	$339,571,607	$374,495,828	$139,450,171
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	65,003,367	29,114,358	22,697,872	11,906,514	14,669,294
Net asset value and redemption price per share	$9.55	$11.15	$14.96	$31.45	$9.51
*Includes fair value of securities on loan	$15,702,883	$31,407,881	$21,434,804	$11,479,038	$22,595,083

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2022 (Unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$23,465,908	$66,529,798	$66,700,922
Investments in unaffiliated securities, at cost	6,094	1,247	890
Investments in affiliated securities, at fair value	$24,930,880	$80,205,586	$84,746,110
Investments in unaffiliated securities, at fair value	6,094	1,247	890
Receivable for capital shares sold	2	598	493
Receivable for investments sold	2,203	7,894	728
Receivable for dividends	4	1	1
Prepaid expenses and other assets	13,997	17,539	17,200
Total Assets	24,953,180	80,232,865	84,765,422

Liabilities
Distributions payable	359	117	—
Payable for capital shares redeemed	1,846	8,375	1,222
Accrued expenses and other payables:
Investment advisory fees	1,037	3,350	3,561
Administration fees	600	1,940	2,062
Distribution fees	5,183	16,751	17,807
Other	7,654	18,545	19,461
Total Liabilities	16,679	49,078	44,113

Net Assets	$24,936,501	$80,183,787	$84,721,309

Components of Net Assets
Paid-in capital	$23,749,307	$66,508,937	$66,431,157
Accumulated earnings	1,187,194	13,674,850	18,290,152
Net Assets	$24,936,501	$80,183,787	$84,721,309

Pricing of Class A Shares
Net assets attributable to Class A shares	$24,936,501	$80,183,787	$84,721,309
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,220,939	5,875,264	5,398,960
Net asset value, offering price and redemption price per share	$11.23	$13.65	$15.69
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.85	$14.41	$16.56

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2022 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$87,047	$7,238,156	$4,656,367	$2,069,506	$1,062,022
Foreign tax withholding	—	(1,024,041)	—	—	(2,121)
Securities lending income	22,942	151,717	12,828	11,937	18,456
Interest	8,637,872	42,542	41,726	50,736	18,883
Total Investment Income	8,747,861	6,408,374	4,710,921	2,132,179	1,097,240

Expenses
Investment advisory fees	1,316,013	796,950	498,629	590,206	234,675
Administration fees	156,050	78,958	87,622	107,752	34,325
Transfer agent fees - Class A	34,448	13,948	13,446	29,978	4,823
Transfer agent fees - Class I	50,956	15,643	48,540	42,958	7,161
Distribution fees - Class A	45,748	12,051	29,839	112,699	7,319
Custodian fees	26,060	68,614	14,471	14,619	8,545
Legal fees	39,951	19,456	21,466	26,541	8,533
Registration fees - Class A	5,072	3,971	3,735	7,348	7,458
Registration fees - Class I	17,722	13,746	17,253	12,177	9,573
Trustee fees and expenses	32,834	15,884	18,092	21,157	6,926
Audit and tax services fees	19,040	37,764	12,724	14,717	7,445
Pricing fees	40,010	32,021	3,152	2,389	4,930
Insurance fees	17,895	8,640	8,343	10,808	3,428
Other expenses	31,520	21,874	25,045	21,621	14,959
Total Expenses	1,833,319	1,139,520	802,357	1,014,970	360,100
Class A expenses contractually reduced by Investment Adviser	—	—	—	—	(1,625)
Net Expenses	1,833,319	1,139,520	802,357	1,014,970	358,475

Net Investment Income	6,914,542	5,268,854	3,908,564	1,117,209	738,765

Realized and Unrealized Losses on Investments
Net realized losses on investments	(3,942,593)	(3,449,680)	(6,806,330)	(4,982,232)	(2,676,275)
Net realized losses on foreign currency transactions	—	(129,512)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(79,864,885)	(70,981,826)	(52,525,008)	(153,510,131)	(36,976,290)
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(34,502)	—	—	—
Net Realized and Unrealized Losses on Investments and Foreign Currency Transactions	(83,807,478)	(74,595,520)	(59,331,338)	(158,492,363)	(39,652,565)
Net Change in Net Assets from Operations	$(76,892,936)	$(69,326,666)	$(55,422,774)	$(157,375,154)	$(38,913,800)

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2022 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$192,550	$358,605	$188,652
Dividends from non-affiliates	9	8	2
Total Investment Income	192,559	358,613	188,654

Expenses
Distribution fees - Class A	33,102	108,783	114,862
Transfer agent fees	11,401	33,989	46,832
Investment advisory fees	6,621	21,757	22,973
Administration fees	3,949	12,977	13,703
Registration and filing fees	11,029	13,656	11,568
Audit and tax services fees	4,583	7,251	7,423
Shareholder reporting expenses	419	1,371	1,642
Custodian fees	480	480	480
Trustee fees and expenses	183	608	641
Legal fees	150	488	510
Insurance expense	75	276	270
Other expenses	2,877	4,138	3,533
Total Expenses	74,869	205,774	224,437
Expenses contractually reduced by Investment Adviser	(46)	—	—
Net Expenses	74,823	205,774	224,437

Net Investment Income (Loss)	117,736	152,839	(35,783)

Realized and Unrealized Losses on Investments
Net realized losses on investments in affiliates	(155,708)	(412,036)	(539,475)
Change in unrealized appreciation/(depreciation) of investments in affiliates	(3,763,671)	(15,195,820)	(17,852,143)
Net Realized and Unrealized Losses on Investments	(3,919,379)	(15,607,856)	(18,391,618)
Net Change in Net Assets from Operations	$(3,801,643)	$(15,455,017)	$(18,427,401)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment income	$6,914,542	$12,716,498	$5,268,854	$7,067,970
Net realized gains (losses) from investments and foreign currency transactions	(3,942,593)	309,296	(3,579,192)	(1,247,871)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(79,864,885)	(27,273,227)	(71,016,328)	19,864,270
Net Change in Net Assets from Operations	(76,892,936)	(14,247,433)	(69,326,666)	25,684,369

Distributions to Shareholders
Class A	(305,630)	(648,495)	—	(195,286)
Class I	(7,005,948)	(13,815,730)	—	(9,142,870)
Change in Net Assets from Distributions to Shareholders	(7,311,578)	(14,464,225)	—	(9,338,156)

Change in Net Assets from Capital Transactions (Note 6)	(76,196,686)	114,309,066	20,036,307	45,292,617
Change in Net Assets	(160,401,200)	85,597,408	(49,290,359)	61,638,830

Net Assets
Beginning of period	814,683,156	729,085,748	381,654,326	320,015,496
End of period	$654,281,956	$814,683,156	$332,363,967	$381,654,326

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment income	$3,908,564	$6,560,667	$1,117,209	$1,474,181	$738,765	$1,275,088
Net realized gains (losses) from investments	(6,806,330)	21,871,536	(4,982,232)	25,696,730	(2,676,275)	16,735,523
Net change in unrealized appreciation/(depreciation) on investments	(52,525,008)	53,067,993	(153,510,131)	102,477,187	(36,976,290)	19,863,231
Net Change in Net Assets from Operations	(55,422,774)	81,500,196	(157,375,154)	129,648,098	(38,913,800)	37,873,842

Distributions to Shareholders
Class A	—	(783,817)	—	(4,460,917)	—	(667,077)
Class I	—	(16,566,138)	—	(17,988,411)	—	(16,040,570)
Change in Net Assets from Distributions to Shareholders	—	(17,349,955)	—	(22,449,328)	—	(16,707,647)

Change in Net Assets from Capital Transactions (Note 6)	(20,783,680)	66,459,413	78,785,964	22,119,735	10,438,942	12,289,668
Change in Net Assets	(76,206,454)	130,609,654	(78,589,190)	129,318,505	(28,474,858)	33,455,863

Net Assets
Beginning of period	439,605,898	308,996,244	529,605,975	400,287,470	173,118,729	139,662,866
End of period	$363,399,444	$439,605,898	$451,016,785	$529,605,975	$144,643,871	$173,118,729

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment income (loss)	$117,736	$428,005	$152,839	$1,861,785	$(35,783)	$2,156,198
Net realized gains (losses) on investments in affiliates	(155,708)	436,199	(412,036)	1,861,645	(539,475)	1,126,350
Long-term capital gain distributions from investments in affiliates	—	144,741	—	1,105,509	—	1,581,295
Net change in unrealized appreciation/(depreciation) on investments in affiliates	(3,763,671)	216,230	(15,195,820)	5,384,325	(17,852,143)	9,426,914
Net Change in Net Assets from Operations	(3,801,643)	1,225,175	(15,455,017)	10,213,264	(18,427,401)	14,290,757

Distributions to Class A Shareholders	(116,814)	(1,223,307)	(151,011)	(5,111,964)	—	(4,501,599)

Change in Net Assets from Capital Transactions (Note 6)	246,134	844,126	(145,151)	3,306,675	2,294,531	5,416,163
Change in Net Assets	(3,672,323)	845,994	(15,751,179)	8,407,975	(16,132,870)	15,205,321

Net Assets
Beginning of period	28,608,824	27,762,830	95,934,966	87,526,991	100,854,179	85,648,858
End of period	$24,936,501	$28,608,824	$80,183,787	$95,934,966	$84,721,309	$100,854,179

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$10.78		$11.19	$10.67	$10.12	$10.39	$10.30
Net investment income (a)	0.07		0.14	0.19	0.23	0.22	0.21
Net realized and unrealized gains (losses) on investments	(1.17)		(0.39)	0.60	0.55	(0.26)	0.11
Total from investment operations	(1.10)		(0.25)	0.79	0.78	(0.04)	0.32
Less distributions from:
Net investment income	(0.08)		(0.16)	(0.20)	(0.23)	(0.23)	(0.23)
Net realized gains	—		—	(0.07)	—	—	—
Total distributions	(0.08)		(0.16)	(0.27)	(0.23)	(0.23)	(0.23)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.60		$10.78	$11.19	$10.67	$10.12	$10.39
Total return (excludes sales charge)	(10.19	%)(c)	(2.23%)	7.45%	7.75%	(0.36%)	3.11%
Net assets at end of period (in 000s)	$33,229		$41,413	$48,146	$58,383	$60,692	$91,048
Ratio of net expenses to average net assets	0.98	%(d)	0.88%	0.92%	0.95%	0.97%	0.93%
Ratio of gross expenses to average net assets	0.98	%(d)	0.88%	0.92%	0.95%	0.98%*	0.98%*
Ratio of net investment income to average net assets	1.49	%(d)	1.28%	1.72%	2.16%	2.15%	2.02%
Portfolio turnover rate	9.30	%(c)	14.68%	31.27%	17.58%	27.27%	17.36%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$10.72		$11.14	$10.62	$10.08	$10.35	$10.25
Net investment income (a)	0.10		0.18	0.23	0.27	0.26	0.25
Net realized and unrealized gains (losses) on investments	(1.17)		(0.39)	0.61	0.54	(0.26)	0.11
Total from investment operations	(1.07)		(0.21)	0.84	0.81	0.00(b)	0.36
Less distributions from:
Net investment income	(0.10)		(0.21)	(0.25)	(0.27)	(0.27)	(0.26)
Net realized gains	—		—	(0.07)	—	—	—
Total distributions	(0.10)		(0.21)	(0.32)	(0.27)	(0.27)	(0.26)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.55		$10.72	$11.14	$10.62	$10.08	$10.35
Total return	(9.98	%)(c)	(1.93%)	7.94%	8.15%	0.08%	3.58%
Net assets at end of period (in 000s)	$621,053		$773,270	$680,940	$530,250	$449,146	$432,654
Ratio of expenses to average net assets	0.49	%(d)	0.48%	0.52%	0.53%	0.53%	0.54%
Ratio of net investment income to average net assets	1.97	%(d)	1.68%	2.08%	2.58%	2.60%	2.41%
Portfolio turnover rate	9.30	%(c)	14.68%	31.27%	17.58%	27.27%	17.36%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$13.50		$12.82	$11.50	$9.77	$11.69	$9.47
Net investment income (a)	0.13		0.18	0.10	0.18	0.17	0.13
Net realized and unrealized gains (losses) on investments and foreign currencies	(2.54)		0.75	1.32	1.73	(1.94)	2.23
Total from investment operations	(2.41)		0.93	1.42	1.91	(1.77)	2.36
Less distributions from:
Net investment income	—		(0.25)	(0.10)	(0.18)	(0.15)	(0.14)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.09		$13.50	$12.82	$11.50	$9.77	$11.69
Total return (excludes sales charge)	(17.85	%)(c)	7.22%	12.37%	19.55%	(15.13%)	24.97%
Net assets at end of period (in 000s)	$7,667		$10,859	$11,251	$11,074	$11,853	$26,344
Ratio of expenses to average net assets	1.28	%(d)	1.20%	1.30%	1.40%	1.31%	1.26%
Ratio of net investment income to average net assets	2.13	%(d)	1.32%	0.92%	1.70%	1.52%	1.22%
Portfolio turnover rate	23.17	%(c)	39.58%	86.12%	20.61%	21.08%	5.22%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$13.53		$12.86	$11.53	$9.80	$11.75	$9.51
Net investment income (a)	0.18		0.27	0.18	0.27	0.25	0.19
Net realized and unrealized gains (losses) on investments and foreign currencies	(2.56)		0.74	1.34	1.73	(1.96)	2.25
Total from investment operations	(2.38)		1.01	1.52	2.00	(1.71)	2.44
Less distributions from:
Net investment income	—		(0.34)	(0.19)	(0.27)	(0.24)	(0.20)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.15		$13.53	$12.86	$11.53	$9.80	$11.75
Total return	(17.59	%)(c)	7.83%	13.18%	20.45%	(14.52%)	25.67%
Net assets at end of period (in 000s)	$324,697		$370,796	$308,764	$277,404	$237,982	$257,538
Ratio of expenses to average net assets	0.62	%(d)	0.61%	0.61%	0.64%	0.65%	0.72%
Ratio of net investment income to average net assets	2.88	%(d)	1.94%	1.62%	2.48%	2.21%	1.75%
Portfolio turnover rate	23.17	%(c)	39.58%	86.12%	20.61%	21.08%	5.22%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$17.32		$14.42	$15.13	$11.81	$13.82	$12.64
Net investment income (a)	0.13		0.22	0.26	0.24	0.23	0.21
Net realized and unrealized gains (losses) on investments	(2.39)		3.30	0.26 (b)	3.56	(1.38)	1.85
Total from investment operations	(2.26)		3.52	0.52	3.80	(1.15)	2.06
Less distributions from:
Net investment income	—		(0.31)	—	(0.23)	(0.23)	(0.13)
Net realized gains	—		(0.31)	(1.23)	(0.25)	(0.63)	(0.75)
Total distributions	—		(0.62)	(1.23)	(0.48)	(0.86)	(0.88)
Paid-in capital from redemption fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$15.06		$17.32	$14.42	$15.13	$11.81	$13.82
Total return (excludes sales charge)	(13.05	%)(d)	24.52%	3.58%	32.21%	(8.47%)	16.31%
Net assets at end of period (in 000s)	$23,828		$22,442	$18,863	$30,603	$18,124	$25,057
Ratio of expenses to average net assets	0.77	%(e)	0.78%	0.91%	0.86%	0.89%	0.94%
Ratio of net investment income to average net assets	1.62	%(e)	1.34%	1.90%	1.72%	1.69%	1.58%
Portfolio turnover rate	12.39	%(d)	28.06%	44.98%	39.06%	32.38%	31.87%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$17.18		$14.30	$15.02	$11.72	$13.74	$12.56
Net investment income (a)	0.16		0.28	0.32	0.30	0.30	0.28
Net realized and unrealized gains (losses) on investments	(2.38)		3.29	0.27 (b)	3.53	(1.38)	1.85
Total from investment operations	(2.22)		3.57	0.59	3.83	(1.08)	2.13
Less distributions from:
Net investment income	—		(0.38)	(0.08)	(0.28)	(0.31)	(0.20)
Net realized gains	—		(0.31)	(1.23)	(0.25)	(0.63)	(0.75)
Total distributions	—		(0.69)	(1.31)	(0.53)	(0.94)	(0.95)
Paid-in capital from redemption fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$14.96		$17.18	$14.30	$15.02	$11.72	$13.74
Total return	(12.92	%)(d)	25.08%	4.07%	32.74%	(8.06%)	16.91%
Net assets at end of period (in 000s)	$339,572		$417,164	$290,133	$223,097	$162,785	$165,591
Ratio of expenses to average net assets	0.38	%(e)	0.38%	0.44%	0.44%	0.42%	0.45%
Ratio of net investment income to average net assets	1.98	%(e)	1.73%	2.32%	2.16%	2.18%	2.07%
Portfolio turnover rate	12.39	%(d)	28.06%	44.98%	39.06%	32.38%	31.87%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.
(d)	Not Annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$42.88		$33.96	$27.23	$22.05	$23.05	$18.82
Net investment income (a)	0.03		0.03	0.11	0.20	0.15	0.17
Net realized and unrealized gains (losses) on investments	(11.80)		10.69	8.80	6.71	(0.13)	4.78
Total from investment operations	(11.77)		10.72	8.91	6.91	0.02	4.95
Less distributions from:
Net investment income	—		(0.03)	(0.10)	(0.20)	(0.21)	(0.08)
Net realized gains	—		(1.77)	(2.08)	(1.53)	(0.81)	(0.64)
Total distributions	—		(1.80)	(2.18)	(1.73)	(1.02)	(0.72)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$31.11		$42.88	$33.96	$27.23	$22.05	$23.05
Total return (excludes sales charge)	(27.45	%)(c)	31.60%	32.81%	31.45%	(0.05%)	26.28%
Net assets at end of period (in 000s)	$76,521		$109,319	$90,516	$84,526	$72,735	$87,613
Ratio of expenses to average net assets	0.67	%(d)	0.66%	0.75%	0.79%	0.82%	0.85%
Ratio of net investment income to average net assets	0.19	%(d)	0.08%	0.38%	0.78%	0.59%	0.78%
Portfolio turnover rate	9.56	%(c)	18.17%	28.05%	32.33%	27.24%	27.49%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$43.27		$34.25	$27.45	$22.21	$23.21	$18.93
Net investment income (a)	0.09		0.15	0.21	0.30	0.25	0.26
Net realized and unrealized gains (losses) on investments	(11.91)		10.79	8.87	6.76	(0.13)	4.82
Total from investment operations	(11.82)		10.94	9.08	7.06	0.12	5.08
Less distributions from:
Net investment income	—		(0.15)	(0.20)	(0.29)	(0.31)	(0.16)
Net realized gains	—		(1.77)	(2.08)	(1.53)	(0.81)	(0.64)
Total distributions	—		(1.92)	(2.28)	(1.82)	(1.12)	(0.80)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$31.45		$43.27	$34.25	$27.45	$22.21	$23.21
Total return	(27.32	%)(c)	31.97%	33.19%	31.91%	0.39%	26.78%
Net assets at end of period (in 000s)	$374,496		$420,287	$309,772	$241,118	$178,605	$171,884
Ratio of expenses to average net assets	0.36	%(d)	0.36%	0.43%	0.43%	0.43%	0.44%
Ratio of net investment income to average net assets	0.51	%(d)	0.38%	0.69%	1.13%	0.99%	1.18%
Portfolio turnover rate	9.56	%(c)	18.17%	28.05%	32.33%	27.24%	27.49%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$11.00		$9.69	$8.85	$7.44	$8.63	$9.67
Net investment income (a)	0.02		0.02	0.02	0.03	0.01	0.02
Net realized and unrealized gains (losses) on investments	(2.46)		2.52	0.90	1.56	(0.73)	1.03
Total from investment operations	(2.44)		2.54	0.92	1.59	(0.72)	1.05
Less distributions from:
Net investment income	—		(0.03)	(0.04)	—	—	—
Net realized gains	—		(1.20)	(0.04)	(0.18)	(0.47)	(2.09)
Total distributions	—		(1.23)	(0.08)	(0.18)	(0.47)	(2.09)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$8.56		$11.00	$9.69	$8.85	$7.44	$8.63
Total return (excludes sales charge)	(22.18	%)(c)	26.53%	10.39%	21.36%	(8.56%)	10.70%
Net assets at end of period (in 000s)	$5,194		$6,656	$5,173	$4,665	$4,284	$5,449
Ratio of net expenses to average net assets	1.12	%(d)	1.12%	1.12%	1.12%	1.11%	1.13%
Ratio of gross expenses to average net assets*	1.13	%(d)	1.12%	1.37%	1.42%	1.49%	1.66%
Ratio of net investment income to average net assets	0.33	%(d)	0.13%	0.25%	0.33%	0.13%	0.21%
Portfolio turnover rate	18.79	%(c)	40.95%	39.21%	21.59%	25.17%	103.54%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$12.17		$10.60	$9.66	$8.13	$9.36	$10.35
Net investment income (a)	0.05		0.11	0.08	0.09	0.08	0.09
Net realized and unrealized gains (losses) on investments	(2.71)		2.76	0.98	1.71	(0.79)	1.09
Total from investment operations	(2.66)		2.87	1.06	1.80	(0.71)	1.18
Less distributions from:
Net investment income	—		(0.10)	(0.08)	(0.09)	(0.05)	(0.08)
Net realized gains	—		(1.20)	(0.04)	(0.18)	(0.47)	(2.09)
Total distributions	—		(1.30)	(0.12)	(0.27)	(0.52)	(2.17)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	—	—
Net asset value at end of period	$9.51		$12.17	$10.60	$9.66	$8.13	$9.36
Total return	(21.86	%)(c)	27.36%	11.04%	22.12%	(7.83%)	11.22%
Net assets at end of period (in 000s)	$139,450		$166,462	$134,490	$115,562	$85,680	$48,015
Ratio of expenses to average net assets	0.43	%(d)	0.43%	0.45%	0.45%	0.46%	0.50%
Ratio of net investment income to average net assets	0.97	%(d)	0.83%	0.94%	1.02%	0.83%	0.85%
Portfolio turnover rate	18.79	%(c)	40.95%	39.21%	21.59%	25.17%	103.54%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$12.99		$12.99	$12.20	$11.02	$11.75	$11.18
Net investment income (a)	0.05		0.20	0.26	0.21	0.24	0.21
Net realized and unrealized gains (losses) on investments	(1.76)		0.37	0.99	1.23	(0.55)	0.72
Total from investment operations	(1.71)		0.57	1.25	1.44	(0.31)	0.93
Less distributions from:
Net investment income	(0.05)		(0.20)	(0.27)	(0.20)	(0.24)	(0.21)
Net realized gains	—		(0.37)	(0.19)	(0.06)	(0.18)	(0.15)
Total distributions	(0.05)		(0.57)	(0.46)	(0.26)	(0.42)	(0.36)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.23		$12.99	$12.99	$12.20	$11.02	$11.75
Total return (excludes sales charge)	(13.17	%)(c)	4.42%	10.28%	13.14%	(2.64%)	8.36%
Net assets at end of period (in 000s)	$24,937		$28,609	$27,763	$26,761	$22,148	$22,881
Ratio of net expenses to average net assets†	0.57	%(d)	0.60%	0.60%	0.61%	0.60%	0.61%
Ratio of gross expenses to average net assets†**	0.57	%(d)	0.58%	0.58%	0.63%	0.63%	0.64%
Ratio of net investment income to average net assets†*	0.89	%(d)	1.50%	2.05%	1.81%	2.08%	1.83%
Portfolio turnover rate	7.09	%(c)	15.51%	28.90%	10.10%	15.49%	15.88%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$16.30		$15.40	$14.30	$12.39	$13.71	$12.55
Net investment income (a)	0.03		0.33	0.34	0.22	0.27	0.28
Net realized and unrealized gains (losses) on investments	(2.65)		1.47	1.50	2.07	(0.93)	1.40
Total from investment operations	(2.62)		1.80	1.84	2.29	(0.66)	1.68
Less distributions from:
Net investment income	(0.03)		(0.32)	(0.34)	(0.22)	(0.27)	(0.29)
Net realized gains	—		(0.58)	(0.40)	(0.16)	(0.39)	(0.23)
Total distributions	(0.03)		(0.90)	(0.74)	(0.38)	(0.66)	(0.52)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.65		$16.30	$15.40	$14.30	$12.39	$13.71
Total return (excludes sales charge)	(16.11	%)(c)	11.77%	12.97%	18.54%	(4.89%)	13.38%
Net assets at end of period (in 000s)	$80,184		$95,935	$87,527	$83,240	$70,368	$73,193
Ratio of expenses to average net assets†	0.47	%(d)	0.46%	0.49%	0.52%	0.52%	0.53%
Ratio of net investment income to average net assets†*	0.35	%(d)	2.01%	2.38%	1.64%	2.04%	2.15%
Portfolio turnover rate	5.26	%(c)	15.28%	21.52%	9.43%	12.90%	11.91%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$19.15		$17.17	$15.79	$13.30	$15.09	$13.47
Net investment income (loss) (a)	(0.01)		0.43	0.40	0.21	0.27	0.32
Net realized and unrealized gains (losses) on investments	(3.45)		2.43	1.81	2.73	(1.24)	1.93
Total from investment operations	(3.46)		2.86	2.21	2.94	(0.97)	2.25
Less distributions from:
Net investment income	—		(0.42)	(0.39)	(0.21)	(0.28)	(0.33)
Net realized gains	—		(0.46)	(0.44)	(0.24)	(0.54)	(0.30)
Total distributions	—		(0.88)	(0.83)	(0.45)	(0.82)	(0.63)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$15.69		$19.15	$17.17	$15.79	$13.30	$15.09
Total return (excludes sales charge)	(18.07	%)(c)	16.72%	14.08%	22.16%	(6.52%)	16.71%
Net assets at end of period (in 000s)	$84,721		$100,854	$85,649	$74,220	$60,685	$64,935
Ratio of expenses to average net assets†	0.49	%(d)	0.49%	0.54%	0.58%	0.58%	0.60%
Ratio of net investment income (loss) to average net assets†*	(0.08	%)(d)	2.28%	2.59%	1.42%	1.91%	2.29%
Portfolio turnover rate	4.77	%(c)	12.90%	18.36%	7.72%	12.72%	11.05%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2022

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2022, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

New Accounting Pronouncement:

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Trust’s Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently

Notes to Financial Statements (unaudited), continued	June 30, 2022

applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of June 30, 2022, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Municipal Bonds	$—	$7,328,775	$—	$7,328,775
Corporate Bonds	—	268,416,848	—	268,416,848
Corporate Notes	—	6,880,818	—	6,880,818
Foreign Governments	—	49,075,403	—	49,075,403
Commercial Mortgage-Backed Securities	—	845,523	—	845,523
U.S. Government Agencies	—	282,378,997	—	282,378,997
Asset Backed Securities	—	26,174,087	—	26,174,087
Money Market Funds	3,594,243	—	—	3,594,243
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	15,982,630
Investment Companies	3,031,917	—	—	3,031,917
Total Investments	$6,626,160	$641,100,451	$—	$663,709,241

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$156,083,528	$169,950,279	$869	$326,034,676
Corporate Notes	—	3,011,869	—	3,011,869
Money Market Funds	1,205,501	—	—	1,205,501
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	32,559,490
Total Investments	$157,289,029	$172,962,148	$869	$362,811,536

Notes to Financial Statements (unaudited), continued	June 30, 2022

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$355,950,142	$—	$—	$355,950,142
Corporate Notes	—	3,463,113	—	3,463,113
Money Market Funds	2,816,480	—	—	2,816,480
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	22,134,220
Total Investments	$358,766,622	$3,463,113	$—	$384,363,955

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$443,978,265	$—	$—	$443,978,265
Corporate Notes	—	4,318,314	—	4,138,314
Money Market Funds	2,558,224	—	—	2,558,224
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	11,809,921
Total Investments	$446,536,489	$4,318,314	$—	$462,484,724

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$142,117,952	$—	$—	$142,117,952
Rights	—	—	2,608	2,608
Corporate Notes	—	1,412,795	—	1,412,795
Money Market Funds	815,985	—	—	815,985
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	23,439,548
Total Investments	$142,933,937	$1,412,795	$2,608	$167,788,888

*

Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$24,930,880	$—	$—	$24,930,880
Money Market Funds	6,094	—	—	6,094
Total Investments	$24,936,974	$—	$—	$24,936,974

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$80,205,586	$—	$—	$80,205,586
Money Market Funds	1,247	—	—	1,247
Total Investments	$80,206,833	$—	$—	$80,206,833

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$84,746,110	$—	$—	$84,746,110
Money Market Funds	890	—	—	890
Total Investments	$84,747,000	$—	$—	$84,747,000

Notes to Financial Statements (unaudited), continued	June 30, 2022

The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2022:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2021	$—	$2,608
Security valuation unavailable	869	—
Balance as of June 30, 2022	$869	$2,608

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of June 30, 2022 for the International Index Fund and Small Cap Index Fund was ($751,507) and $0, respectively.

The following tables summarizes the valuation techniques used and unobservable inputs developed by the Trust’s Pricing Committee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

International Index Fund
	6/30/2022	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$869	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Small Cap Index Fund
	6/30/2022	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Rights	$2,608	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

Notes to Financial Statements (unaudited), continued	June 30, 2022

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2022, the Funds and Portfolios did not incur any interest or penalties.

Notes to Financial Statements (unaudited), continued	June 30, 2022

Redemption Fees:

The Funds and Portfolios previously charged a redemption fee of two percent of the total redemption amount if a shareholder sold or exchanged shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid-in Capital Share Transactions as disclosed in Note 6 to the Financial Statements. Effective April 30, 2021, redemption fees were no longer charged to shareholders.

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2022 were as follows:

	Purchases	Sales
Impact Bond Fund	$48,049,360	$72,666,373
International Index Fund	107,338,585	83,435,843
Value Index Fund	49,862,745	67,197,509
Growth Index Fund	126,099,495	47,139,998
Small Cap Index Fund	41,446,906	29,633,928
Conservative Portfolio	2,136,837	1,903,959
Balanced Portfolio	4,646,572	4,800,858
Growth Portfolio	6,687,159	4,438,348

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by Everence Capital Management, Inc. (the “Adviser”). The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows

	For the six months ended June 30, 2022
Affiliate	Fair Value at December 31, 2021	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2022	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2022
Conservative Portfolio
Growth Index - Class I	$2,739,573	$503,607	$(124,574)	$(9,228)	$(757,945)	$2,351,433	$—	$—	74,767
Impact Bond - Class I	19,758,915	1,225,410	(1,432,630)	(128,795)	(2,043,794)	17,379,106	192,550	—	1,819,802
International Index - Class I	2,638,404	151,455	(93,431)	(11,687)	(456,854)	2,227,887	—	—	199,810
Small Cap Index - Class I	749,829	93,473	(44,465)	(6,961)	(154,502)	637,374	—	—	67,021
Value Index - Class I	2,730,660	162,892	(208,859)	963	(350,576)	2,335,080	—	—	156,088
Total	$28,617,381	$2,136,837	$(1,903,959)	$(155,708)	$(3,763,671)	$24,930,880	$192,550	$—	2,317,488

	For the six months ended June 30, 2022
Affiliate	Fair Value at December 31, 2021	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2022	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2022
Balanced Portfolio
Growth Index - Class I	$15,667,595	$2,159,289	$(427,045)	$(13,633)	$(4,350,035)	$13,036,171	$—	$—	414,505
Impact Bond - Class I	37,332,116	1,071,614	(2,529,165)	(272,936)	(3,794,131)	31,807,498	358,605	—	3,330,628
International Index - Class I	17,429,797	341,218	(452,152)	(62,609)	(3,002,405)	14,253,849	—	—	1,278,372
Small Cap Index - Class I	9,912,300	762,510	(384,799)	(68,258)	(2,056,047)	8,165,706	—	—	858,644
Value Index - Class I	15,625,920	311,941	(1,007,697)	5,400	(1,993,202)	12,942,362	—	—	865,131
Total	$95,967,728	$4,646,572	$(4,800,858)	$(412,036)	$(15,195,820)	$80,205,586	$358,605	$—	6,747,280

Notes to Financial Statements (unaudited), continued	June 30, 2022

	For the six months ended June 30, 2022
Affiliate	Fair Value at December 31, 2021	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2022	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2022
Growth Portfolio
Growth Index - Class I	$20,910,142	$2,943,795	$(361,259)	$(51,484)	$(5,842,381)	$17,598,813	$—	$—	559,581
Impact Bond - Class I	19,441,616	886,847	(1,435,163)	(167,261)	(1,971,373)	16,754,666	188,652	—	1,754,415
International Index - Class I	24,193,961	803,157	(676,758)	(126,787)	(4,172,395)	20,021,178	—	—	1,795,621
Small Cap Index - Class I	15,485,724	1,267,891	(490,867)	(90,320)	(3,267,961)	12,904,467	—	—	1,356,937
Value Index - Class I	20,857,474	785,469	(1,474,301)	(103,623)	(2,598,033)	17,466,986	—	—	1,167,579
Total	$100,888,917	$6,687,159	$(4,438,348)	$(539,475)	$(17,852,143)	$84,746,110	$188,652	$—	6,634,133

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the six months ended June 30, 2022, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.37%
International Index Fund**	0.44%
Value Index Fund***	0.25%
Growth Index Fund***	0.24%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*	The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the six months.

**	The International Index Fund’s fee is subject to a tier schedule as follows: 0.53% on the average daily net assets up to $100 million and 0.41% on the average daily net assets over $100 million, and 0.38% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the six months.

***	The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net assets of each Fund over $200 million. Rates disclosed above represents the effective rates charged during the six months.

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2023. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2022 were:

Small Cap Index Fund (Class A)	1.10%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the six months ended June 30, 2022, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Small Cap Index Fund	$1,625
Conservative Portfolio	46

Notes to Financial Statements (unaudited), continued	June 30, 2022

As of June 30, 2022, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Small Cap Index Fund	2019	2022	$2,879
	2020	2023	9,564
	2021	2024	97
	2022	2025	1,625
			$14,165
Conservative Portfolio	2022	2025	$46
			$46

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2022 as follows:

Impact Bond Fund	$2,106
International Index Fund	602
Value Index Fund	1,167
Growth Index Fund	8,295
Small Cap Index Fund	537
Conservative Portfolio	4,732
Balanced Portfolio	13,094
Growth Portfolio	16,687

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

Notes to Financial Statements (unaudited), continued	June 30, 2022

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,554,770	$9,193,729	$388,923	$1,197,168
Dividends reinvested	266,761	571,674	—	186,827
Cost of shares redeemed	(5,634,548)	(14,766,998)	(1,734,197)	(2,375,844)
Redemption fees	—	1,053	—	—
Class A Share Transactions	$(3,813,017)	$(5,000,542)	$(1,345,274)	$(991,849)
Class I Shares:
Proceeds from shares issued	$93,801,390	$246,846,133	$49,712,084	$91,737,890
Dividends reinvested	3,750,470	7,037,381	—	4,164,184
Cost of shares redeemed	(169,935,529)	(134,578,096)	(28,330,503)	(49,618,242)
Redemption fees	—	4,190	—	634
Class I Share Transactions	$(72,383,669)	$119,309,608	$21,381,581	$46,284,466
Net increase (decrease) from capital transactions	$(76,196,686)	$114,309,066	$20,036,307	$45,292,617
Share Transactions:
Class A Shares:
Issued	153,668	840,253	30,987	87,660
Reinvested	26,641	52,398	—	13,849
Redeemed	(560,546)	(1,352,381)	(144,306)	(174,296)
Change in Class A Shares:	(380,237)	(459,730)	(113,319)	(72,787)
Class I Shares:
Issued	9,354,193	22,703,408	3,956,015	6,688,812
Reinvested	376,853	648,911	—	307,774
Redeemed	(16,834,427)	(12,390,583)	(2,253,684)	(3,591,753)
Change in Class I Shares:	(7,103,381)	10,961,736	1,702,331	3,404,833
Net increase (decrease) from share transactions	(7,483,618)	10,502,006	1,589,012	3,332,046

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$7,438,611	$3,401,447	$3,017,706	$6,886,005	$432,557	$1,521,654
Dividends reinvested	—	747,417	—	4,352,705	—	631,785
Cost of shares redeemed	(2,647,984)	(4,168,874)	(6,282,647)	(15,463,586)	(417,793)	(1,382,746)
Redemption fees	—	36	—	303	—	512
Class A Share Transactions	$4,790,627	$(19,974)	$(3,264,941)	$(4,224,573)	$14,764	$771,205
Class I Shares:
Proceeds from shares issued	$75,975,770	$137,848,514	$131,623,804	$92,764,892	$19,593,079	$36,730,879
Dividends reinvested	—	12,468,095	—	16,833,013	—	15,163,473
Cost of shares redeemed	(101,550,077)	(83,844,068)	(49,572,899)	(83,254,304)	(9,168,901)	(40,375,889)
Redemption fees	—	6,846	—	707	—	—
Class I Share Transactions	$(25,574,307)	$66,479,387	$82,050,905	$26,344,308	$10,424,178	$11,518,463
Net increase (decrease) from capital transactions	$(20,783,680)	$66,459,413	$78,785,964	$22,119,735	$10,438,942	$12,289,668

Notes to Financial Statements (unaudited), continued	June 30, 2022

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Share Transactions:
Class A Shares:
Issued	449,035	202,633	80,221	180,129	44,117	129,311
Reinvested	—	43,352	—	101,843	—	58,788
Redeemed	(162,176)	(258,319)	(170,585)	(397,412)	(42,567)	(116,965)
Change in Class A Shares:	286,859	(12,334)	(90,364)	(115,440)	1,550	71,134
Class I Shares:
Issued	4,627,042	8,379,573	3,552,252	2,392,386	1,832,162	2,861,288
Reinvested	—	727,581	—	389,068	—	1,267,926
Redeemed	(6,214,480)	(5,105,740)	(1,358,071)	(2,112,443)	(835,931)	(3,146,022)
Change in Class I Shares:	(1,587,438)	4,001,414	2,194,181	669,011	996,231	983,192
Net increase (decrease) from share transactions	(1,300,579)	3,989,080	2,103,817	553,571	997,781	1,054,326

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,904,075	$3,414,142	$3,557,965	$8,966,128	$5,460,184	$8,898,832
Dividends reinvested	114,719	1,203,630	150,369	5,097,146	—	4,492,316
Cost of shares redeemed	(1,772,660)	(3,773,651)	(3,853,485)	(10,756,620)	(3,165,653)	(7,975,052)
Redemption fees	—	5	—	21	—	67
Class A Share Transactions	$246,134	$844,126	$(145,151)	$3,306,675	$2,294,531	$5,416,163
Net increase (decrease) from capital transactions	$246,134	$844,126	$(145,151)	$3,306,675	$2,294,531	$5,416,163
Share Transactions:
Class A Shares:
Issued	157,992	258,809	236,111	545,280	312,439	470,630
Reinvested	9,651	92,168	10,237	311,140	—	233,459
Redeemed	(148,654)	(285,459)	(256,305)	(655,753)	(179,050)	(426,462)
Change in Class A Shares:	18,989	65,518	(9,957)	200,667	133,389	277,627
Net increase (decrease) from share transactions	18,989	65,518	(9,957)	200,667	133,389	277,627

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2022 and December 31, 2021 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	2022	2021	2022	2021	2022	2021
From ordinary income	$7,311,578	$14,464,225	$—	$9,338,156	$—	$14,970,501
From long-term capital gains	—	—	—	—	—	2,379,454
Total distributions	$7,311,578	$14,464,225	$—	$9,338,156	$—	$17,349,955

	Growth Index Fund		Small Cap Index Fund
	2022	2021	2022	2021
From ordinary income	$—	$5,380,168	$—	$8,051,720
From long-term capital gains	—	17,069,160	—	8,655,927
Total distributions	$—	$22,449,328	$—	$16,707,647

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2022	2021	2022	2021	2022	2021
From ordinary income	$116,814	$523,092	$151,011	$2,194,137	$—	$2,554,162
From long-term capital gains	—	700,215	—	2,917,827	—	1,947,437
Total distributions	$116,814	$1,223,307	$151,011	$5,111,964	$—	$4,501,599

Notes to Financial Statements (unaudited), continued	June 30, 2022

The following information was computed on a tax basis for each item as of December 31, 2021:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$833,674,903	$259,039,632	$356,845,199
Gross unrealized appreciation	28,434,520	140,503,852	116,868,410
Gross unrealized depreciation	(7,414,638)	(4,799,542)	(8,045,143)
Net unrealized appreciation on investments	$21,019,882	$135,704,310	$108,823,267
Net unrealized appreciation on foreign currency transactions	—	(4,430)	—
Undistributed ordinary income	—	—	7,647,883
Undistributed long-term capital gains	—	—	11,658,467
Qualified late year ordinary losses	—	(52,207)	—
Accumulated capital and other losses	(1,500,124)	(29,894,370)	—
Distributable earnings	$19,519,758	$105,753,303	$128,129,617

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$228,380,786	$164,085,604
Gross unrealized appreciation	313,583,089	59,253,025
Gross unrealized depreciation	(1,312,762)	(6,313,770)
Net unrealized appreciation on investments	$312,270,327	$52,939,255
Undistributed ordinary income	1,848,962	—
Undistributed long-term capital gains	22,390,447	1,383,252
Post-October capital losses	—	(1,111,813)
Distributable earnings	$336,509,736	$53,210,694

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,700,988	$67,848,630	$65,830,157
Gross unrealized appreciation	5,031,018	28,470,836	35,451,677
Gross unrealized depreciation	(108,536)	(351,292)	(392,029)
Net unrealized appreciation on investments	$4,922,482	$28,119,544	$35,059,648
Undistributed ordinary income	—	—	94,757
Undistributed long-term capital gains	185,211	1,168,397	1,563,148
Post-October capital losses	(2,042)	(7,063)	—
Distributable earnings	$5,105,651	$29,280,878	$36,717,553

Post-October capital losses listed above incurred after October 31, 2021 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

For the latest tax year ended December 31, 2021, the following Fund have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index
No expiration - short-term	$621,214	$25,020,313
No expiration - long-term	878,910	4,874,057
	$1,500,124	$29,894,370

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2022 is as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$722,552,133	$298,086,521	$328,355,465
Gross unrealized appreciation	1,918,957	83,383,479	80,987,089
Gross unrealized depreciation	(60,761,849)	(18,658,464)	(24,978,599)
Net unrealized appreciation (depreciation) on investments	$(58,842,892)	$64,725,015	$56,008,490

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$303,754,573	$151,760,546
Gross unrealized appreciation	184,603,271	32,021,556
Gross unrealized depreciation	(25,873,120)	(15,993,214)
Net unrealized appreciation on investments	$158,730,151	$16,028,342

Notes to Financial Statements (unaudited), continued	June 30, 2022

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,866,930	$67,386,530	$67,776,380
Gross unrealized appreciation	2,868,908	16,768,577	20,524,032
Gross unrealized depreciation	(1,798,864)	(3,948,274)	(3,553,412)
Net unrealized appreciation on investments	$1,070,044	$12,820,303	$16,970,620

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Portfolio Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of June 30, 2022, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$15,702,883	$15,982,630
International Index Fund	31,407,881	32,559,490
Value Index Fund	21,434,804	22,134,220
Growth Index Fund	11,479,038	11,809,921
Small Cap Index Fund	22,595,083	23,439,548

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $94,000 in retainers and meeting fees during the six months ended June 30, 2022.

11. Other Recent Developments

The continued spread of an infectious respiratory illness caused by COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being

Notes to Financial Statements (unaudited), continued	June 30, 2022

and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

12. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments, and periodic reporting to the fund’s board of trustees. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which, generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board approved the designation of a committee (the “Committee”) as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust’s Chief Compliance Officer and other officers of the Trust and employees of the Adviser. At the Board’s regular meeting on May 20, 2022, the Trust’s Chief Compliance Officer provided a report to the Board (the “Report”) on the operation and effectiveness of the LRMP for the period April 1, 2021 through March 31, 2022 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of fund investments, the Trust utilizes a third party provider of liquidity monitoring services.

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Funds’ liquidity risks for the Reporting Period. The Report stated that during the Reporting Period, each Fund held no less than 65% of its total net assets in highly liquid investments. Because each Fund’s assets consisted primarily of highly liquid investments that exceeded the 65% threshold established by the Trust for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Funds, and each Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

13. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2022 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2022

Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	4.0%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	41.0%
Corporate Notes	1.1%
Development Finance Corporation	1.6%
Federal Home Loan Bank	4.8%
Federal Home Loan Mortgage Corporation	11.3%
Federal National Mortgage Association	25.3%
Foreign Governments	7.5%
Government National Mortgage Association **	0.0%
Investment Companies	0.5%
Municipal Bonds	1.1%
Small Business Administration **	0.0%
United States Agency of International Development	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	2.4%
Money Market Funds	0.5%
Total	101.4%

**	Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.4%
Austria	0.3%
Belgium	0.6%
Bermuda	0.4%
Brazil	1.4%
Canada	8.0%
Cayman Islands	6.3%
Chile	0.3%
China	3.3%
Colombia	0.3%
Denmark	1.9%
Finland	0.6%
France	5.9%
Germany	3.9%
Hong Kong	2.5%
India	3.1%
Indonesia	0.7%
Ireland	0.3%
Israel	0.5%
Italy	1.3%
Japan	14.1%
Jersey	0.8%
Luxembourg	0.1%
Mexico	1.2%
Netherlands	2.9%
Norway	2.3%
Philippines	0.2%
Portugal	0.4%
Russia **	0.0%
Singapore	1.6%
South Africa	1.0%
South Korea	4.1%
Spain	2.2%
Sweden	1.5%
Switzerland	6.6%
Taiwan	4.8%
Turkey **	0.0%
United Kingdom	8.3%
Corporate Notes	0.9%

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Investment Purchased with the Cash Proceeds from Securities Lending	9.8%
Money Market Funds	0.4%
Total	109.2%

**	Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Advertising & Marketing	0.3%
Apparel & Textile Products	1.1%
Asset Management	1.2%
Automotive	3.2%
Banking	12.5%
Beverages	1.0%
Biotech & Pharma	6.0%
Cable & Satellite	0.3%
Chemicals	2.8%
Commercial Support Services	1.4%
Community Development	0.9%
Construction Materials	0.5%
Consumer Services	0.2%
Containers & Packaging	0.5%
Diversified Industrials	0.4%
E-Commerce Discretionary	1.4%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.5%
Electrical Equipment	1.4%
Engineering & Construction	0.1%
Entertainment Content	0.7%
Food	2.3%
Forestry, Paper & Wood Products	0.4%
Gas & Water Utilities	0.4%
Health Care Facilities & Services	1.0%
Home Construction	0.9%
Household Products	2.1%
Industrial Support Services	0.4%
Institutional Financial Services	1.1%
Insurance	4.8%
Internet Media & Services	3.5%
Leisure Facilities & Services	0.4%
Leisure Products	0.2%
Machinery	1.0%
Medical Equipment & Devices	1.7%
Metals & Mining	3.4%
Oil & Gas Producers	4.1%
Publishing & Broadcasting	0.4%
Real Estate Owners & Development	1.7%
REITs	2.4%
Renewable Energy	0.2%
Retail - Consumer Staples	1.5%
Retail - Discretionary	1.8%
Semiconductors	4.8%
Software	1.0%
Specialty Finance	0.2%
Steel	0.7%
Technology Hardware	4.4%
Technology Services	4.7%
Telecommunications	5.1%
Transportation & Logistics	3.9%
Transportation Equipment	0.2%
Wholesale - Consumer Staples	0.4%

Additional Fund Information (unaudited), continued	June 30, 2022

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Wholesale - Discretionary	0.3%
Investment Purchased with the Cash Proceeds from Securities Lending	9.8%
Money Market Funds	0.4%
Total	109.2%

Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	97.9%
Corporate Notes	1.0%
Investment Purchased with the Cash Proceeds from Securities Lending	6.1%
Money Market Funds	0.8%
Total	105.8%

Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.4%
Corporate Notes	0.9%
Investment Purchased with the Cash Proceeds from Securities Lending	2.6%
Money Market Funds	0.6%
Total	102.5%

Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.2%
Rights **	0.0%
Corporate Notes	1.0%
Investment Purchased with the Cash Proceeds from Securities Lending	16.2%
Money Market Funds	0.6%
Total	116.0%

**	Amount rounds to less than 0.1%

Conservative Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Balanced Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Growth Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Additional Fund Information (unaudited), continued	June 30, 2022

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($)*		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Impact Bond Fund
Class A	1,000.00	1,000.00	898.10	1,019.93	4.61	4.91	0.98%
Class I	1,000.00	1,000.00	900.20	1,022.36	2.31	2.46	0.49%
International Index Fund
Class A	1,000.00	1,000.00	821.50	1,018.45	5.78	6.41	1.28%
Class I	1,000.00	1,000.00	824.10	1,021.72	2.80	3.11	0.62%
Value Index Fund
Class A	1,000.00	1,000.00	869.50	1,020.98	3.57	3.86	0.77%
Class I	1,000.00	1,000.00	870.80	1,022.91	1.76	1.91	0.38%
Growth Index Fund
Class A	1,000.00	1,000.00	725.50	1,021.47	2.87	3.36	0.67%
Class I	1,000.00	1,000.00	726.80	1,023.01	1.54	1.81	0.36%
Small Cap Index Fund
Class A	1,000.00	1,000.00	778.20	1,019.24	4.94	5.61	1.12%
Class I	1,000.00	1,000.00	781.40	1,022.66	1.90	2.16	0.43%
Conservative Portfolio
Class A	1,000.00	1,000.00	868.30	1,021.97	2.64	2.86	0.57%
Balanced Portfolio
Class A	1,000.00	1,000.00	838.90	1,022.46	2.14	2.36	0.47%
Growth Portfolio
Class A	1,000.00	1,000.00	819.30	1,022.36	2.21	2.46	0.49%

* Expenses are equal to average account value times each Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

** Annualized.

Praxis Mutual Funds

Notice of Privacy Policy and Practices

Praxis Mutual Funds recognizes and respects the privacy concerns and expectations of our shareholders. We are committed to maintaining the privacy and confidentiality of your personal information. We provide this notice so that you will understand the nature of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources(1):

●	Account applications and other forms — which may include a customer’s name, address, Social Security Number and information about a customer’s investment goals and risk tolerance;

●	Account history — including information about the transactions and balances in a customer’s account(s); and

●	Correspondence — written, telephonic or electronic between a customer and Praxis Mutual Funds or service providers to Praxis Mutual Funds.

We may disclose all the information described above to certain third parties who are affiliated with Praxis Mutual Funds under one or more of these circumstances:

●	As authorized — if you request or authorize the disclosure of the information.

●

As permitted by law — for example sharing information with companies who maintain or service customer accounts for Praxis Mutual Funds is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●	Under joint agreement — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We require Praxis Mutual Funds service providers to maintain:

●	policies and procedures designed to assure only appropriate access to, and use of information about customers of Praxis Mutual Funds; and

●	physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of Praxis Mutual Funds.

We will adhere to the policies and procedures described in this notice regardless of whether you are a current or former shareholder of Praxis Mutual Funds.

(1)

For purposes of this notice, the terms “customer” or “customers” include individuals who provide nonpublic personal information to Praxis Mutual Funds, even if they do not invest in Praxis Mutual Fund shares.

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The complete listing (i) is available on the Commission’s Web site and (ii) will be made available to shareholders upon request by calling (800) 977-2947. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2220053

Item 2.	Code of Ethics.

Not applicable for semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report filing.

Item 6.	Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

 The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote Of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for semi-annual report filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
September 6, 2022

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 6, 2022